As filed with the U.S. Securities and Exchange Commission on October 6, 2025
File No. 333-[*]

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __ ☐
Post-Effective Amendment No. __ ☐
(Check appropriate box or boxes.)
LOCORR INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

687 Excelsior Boulevard
Excelsior, MN 55331

(Address of Principal Executive Office) (Zip Code)

952.767.2920

Registrant’s Telephone Number, including Area Code

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114

(Name and Address of Agent for Service)

Please send copies of all communications to:

Andrew Davalla
Thompson Hine LLP
3900 Key Tower
127 Public Square
Cleveland, Ohio 44114

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing become effective on the 30th day after filing, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest, with no par value, of LoCorr Dynamic Opportunity ETF

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

LOCORR DYNAMIC OPPORTUNITY FUND
A SERIES OF LOCORR INVESTMENT TRUST
687 Excelsior Boulevard
Excelsior, MN 55331

[DATE]
Dear Shareholder:
We wish to provide you with some important information concerning your investment. You are receiving this Combined Prospectus/Information Statement because you own shares of the LoCorr Dynamic Opportunity Fund, a series of the LoCorr Investment (the “Trust”). The Board of Trustees of the Trust (the “Board”), after careful consideration and upon recommendation of LoCorr Fund Management, LLC (the “Adviser”), has approved the conversion (the “Reorganization”) of the LoCorr Dynamic Opportunity Fund (the “Target Fund”) into an exchange-traded fund (“ETF”) by reorganizing the Target Fund into the newly created series of the Trust, the LoCorr Dynamic Opportunity ETF (the “Survivor Fund”). The Target Fund and the Survivor Fund are sometimes referred to separately as a “Fund,” and together as the “Funds.” The Reorganization does not require your approval, and you are not being asked to vote. The attached Combined Prospectus/Information Statement contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization. You should review the Combined Prospectus/Information Statement carefully and retain it for future reference.
The Target Fund and Survivor Fund have substantially similar investment objectives and identical principal investment strategies, although the Target Fund is a mutual fund and the Survivor Fund is an ETF. We anticipate that the Reorganization will benefit shareholders of the Target Fund as discussed more fully in the Combined Prospectus/Information Statement.
The Board has concluded that the Reorganization is in the best interests of the Target Fund and its shareholders. In approving the Reorganization, the Board considered, among other things: (i) the Funds’ substantially similar investment objectives and identical principal investment strategies; (ii) the expected portfolio management efficiencies for the Survivor Fund such as equal or lower expenses, lower cost of operations, potential for improved tax efficiency, intra-day trading, enhanced portfolio transparency and potential for expanded distribution opportunities; and (iii) the terms and conditions of the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Board also considered that it is not anticipated that shareholders will recognize any gain or loss for tax purposes on the exchange of Target Fund shares for Survivor Fund shares in the Reorganization and that the costs of the Reorganization will be borne by the Adviser. Converting to an ETF structure can provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency. An ETF generally may acquire and redeem securities in-kind. Redeeming ETF shares in-kind can minimize an ETF’s need to sell securities at a taxable gain, thereby reducing the need for taxable realized gains to be distributed to ETF shareholders.
The Plan of Reorganization provides that the Target Fund will transfer all of its assets and liabilities to the Survivor Fund. In exchange for the transfer of these assets and liabilities, the Survivor Fund will simultaneously issue shares to the Target Fund in an amount equal in value to the net asset value (“NAV”) of the Target Fund’s shares as of the close of business on the business day preceding the foregoing transfers. These transfers are expected to occur on or about [DATE] (the “Closing Date”). Immediately after the Reorganization, the Target Fund will make a liquidating distribution to its shareholders of the Survivor Fund shares received, so that a shareholder in the Target Fund at the Closing Date of the Reorganization will receive a number of shares of the Survivor Fund with the same aggregate value as the shareholder had in the Target Fund immediately before the Reorganization. Before the Reorganization, the Target Fund will redeem in cash any fractional shares of the Target Fund owned by shareholders and any shares held in direct accounts and such cash payment may be taxable. Shares of the Target Fund are not issued in fractional shares, so cash will be paid to some shareholders in lieu of fractional shares of the Survivor Fund, which cash payment may be taxable to shareholders in non-tax qualified accounts. If you hold your shares directly with the Target Fund, your investment will be liquidated on [ ], 2025. If you hold your shares of the Target Fund through a brokerage account that cannot accept shares of an ETF and do not take action prior to [ ], 2025 to set up a brokerage account that permits investment in ETF shares, you will not receive shares of the Survivor Fund as part of the Reorganization. Instead, your investment will be liquidated on [ ], 2025 and you will receive cash equal in value to the NAV of your Target Fund shares.
The Target Fund offers three classes of shares, Class A, Class C and Class I. The Survivor Fund offers only one class of shares. As part of the Reorganization, on or around December 12, 2025, all issued and outstanding Class A and Class C shares of the Target Fund will convert to Class I shares of the Target Fund (the “Share Class Consolidation”). The Share Class Consolidation is intended to move shareholders into a share class that most closely resembles the Survivor Fund’s sole share class. The Share Class Consolidation will be effected on the basis of the relative NAVs of the two relevant classes, without the imposition of any sales load, fee or other charge.
Following the Reorganization, the Target Fund will cease operations and be terminated as a separate series of the Trust. Shareholders of the Target Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization. In addition, we do not expect the Reorganization to cause the shareholders of the Target Fund to recognize any federally taxable gains or losses on the exchange of Target Fund shares for Survivor Fund shares.
NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.
If you have questions, please contact the Funds at 1-855-523-8637.
Sincerely,
Kevin Kinzie
President

QUESTIONS AND ANSWERS
We recommend that you read the complete Combined Prospectus/Information Statement. The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in this Combined Prospectus/Information Statement.
Q.    What is this document and why did we send it to you?
A.    This is a Combined Prospectus/Information Statement that provides you with information about a plan of reorganization between the LoCorr Dynamic Opportunity Fund (the “Target Fund”) and the LoCorr Dynamic Opportunity ETF (the “Survivor Fund”). Both the Target Fund and the Survivor Fund are series of the LoCorr Investment Trust (the “Trust”). The Target Fund and the Survivor Fund are sometimes referred to separately as a “Fund,” and together as the “Funds.” The Funds pursue substantially investment objectives and identical investment strategies. When the reorganization of the Target Fund into the Survivor Fund (the “Reorganization”) is completed, your shares of the Target Fund will be exchanged for shares of the Survivor Fund, and the Target Fund will cease operations and will be terminated as a series of the Trust. Please refer to this Combined Prospectus/Information Statement for a detailed explanation of the Reorganization, and a more complete description of the Survivor Fund.
You are receiving this Combined Prospectus/Information Statement because you own shares of the Target Fund as of October 31, 2025 (the “Record Date”). The Reorganization does not require approval by you or by shareholders of either the Target or Survivor Fund, and you are not being asked to vote.
Q.     Has the Board of Trustees approved the Reorganization?
A.    Yes. The Board of Trustees of the Trust (the “Board”) has approved the Reorganization. After careful consideration, the Board, including all of the trustees of the Trust (“Trustees”) who are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940, as amended (the “Company Act”)) (the “Independent Trustees”), determined that the Reorganization is in the best interests of the Target Fund’s shareholders and that the shareholders’ interests in their Target Fund shares will not be diluted as a result of the Reorganization. The Board noted that shareholders will benefit by maintaining an investment with an substantially similar investment objective and identical investment strategies on a tax-free basis in an exchange-traded fund (“ETF”) with potential for operating efficiencies. The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders.
Q.    How will the Reorganization affect me as a shareholder?
A.    Unlike the Target Fund, individual shares of the Survivor Fund are not purchased or redeemed directly with the Survivor Fund at net asset value (“NAV”). Rather, you will buy and sell shares of the Survivor Fund only in secondary market transactions on the [EXCHANGE] (the “Exchange”). Shares are listed for trading on the Exchange under the symbol [TICKER] and will trade at market prices. The market price of shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares. In addition, unlike shares of the Target Fund, which can only be purchased or redeemed once daily after the next-determined NAV, Survivor Fund shares can be purchased and sold throughout the trading day like shares of publicly-traded companies, which gives you greater flexibility to enter into or exit out of your investment. However, because buying or selling shares of the Survivor Fund will be done at the market price, you will no longer be transacting with the Survivor Fund at the Survivor Fund’s NAV, and the price of the purchase or sale may be more or less than the Survivor Fund’s NAV. Such transactions also may result in paying brokerage commissions.
The number of shares of the Survivor Fund you receive in the Reorganization (and thus the number of shares allocated to you) will depend on the relative NAV per share of each Fund immediately prior to the Reorganization. Thus, although the aggregate NAV of your account will be the same, you may receive a greater
i

or lesser number of shares of the Survivor Fund than you currently hold of the Target Fund. No physical share certificates will be issued.
Q.     What are some features of ETFs that differ from mutual funds?

A.     The following are some unique features of ETFs as compared to mutual funds:
•Intraday trading. Shares of the Target Fund can only be purchased or redeemed once daily after the next-determined NAV. In contrast, because the Survivor Fund will be listed on the Exchange, its shares can be purchased at a quoted bid price and sold at a quoted ask price on the exchange, which gives the shareholder more control over the ability to enter into or exit out of their investment. However, because buying or selling shares of the Survivor Fund will be done at the market price, an investor will no longer be transacting with the Survivor Fund at the Survivor Fund’s NAV, and the price of the purchase or sale may be more or less than the Survivor Fund’s NAV. Such transactions also may result in paying brokerage commissions.

•Sales only through a Broker. Unlike the mutual fund shares of the Target Fund, ETF shares cannot be purchased or redeemed directly from the Survivor Fund (except by an authorized participant, “Authorized Participant”). Investors that wish to purchase or sell Survivor Fund shares after the Reorganization will need to have a broker-dealer execute their transaction at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs such as the Survivor Fund may trade with no transaction fees on many platforms. In addition, a shareholder of an ETF, such as the Survivor Fund, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF, like the Survivor Fund, may trade at a price less than (discount) or greater than (premium) the ETF’s NAV. The trading prices of the Survivor Fund’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the Survivor Fund’s shares and shares of the underlying securities held by the Survivor Fund, economic conditions, and other factors, rather than at the Survivor Fund’s NAV, which is calculated at the end of each business day.

•Lower expense ratio. While the Target Fund pays a management fee of 1.50% of average daily net assets, the Survivor Fund will have unitary fee of 0.99% of average daily net assets.

•Increased transparency. As a shareholder of the Survivor Fund, you will gain the benefit of fully daily transparency because the Survivor Fund will be a transparent ETF that operates with full transparency into its underlying portfolio holdings. Following the Reorganization, the Survivor Fund will make its portfolio holdings public each day prior to the open of the Exchange. This holdings information will be found on the Survivor Fund’s website, [*]. The Target Fund does not provide full daily transparency into its underlying portfolio holdings.

•Lower cost of operation. The Survivor Fund is expected to cost less to operate relative to the Target Fund because there are expenses that the Target Fund incurs as part of its operations that the Survivor Fund will not incur, including per-account transfer agency fees, shareholder servicing fees, state registration fees, and certain transaction-related expenses.

•Potential for improved tax efficiency. Converting to an ETF structure can provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency for the shareholders of the Survivor Fund. When a mutual fund, such as the Target Fund, sells portfolio securities, that sale can create capital gains that may be taxable to shareholders of the mutual fund. In contrast, the creation and redemption process for an ETF, including actively-managed ETFs such as the Survivor Fund, allows the ETF to acquire and sell portfolio securities in-kind. This process generally reduces the realization of taxable capital gains by the ETF. As a result, capital gains distributions, if any, made by an

ETF typically are smaller and shareholders in an ETF are largely only subject to capital gains tax on their investment in the ETF after they sell their ETF shares. The Survivor Fund will pursue the same investment objective and substantially similar investment strategies as the Target Fund but in an ETF structure.

•Potential for expanded distribution. Additional platform opportunities in connection with the ETF structure could lead to an increase in the Survivor Fund’s assets.

Q.    Are the Funds’ Investment Objectives and Principal Investment Strategies different?
A.    Each Fund’s investment objective is substantially similar because each Fund seeks to provide long-term capital appreciation. The Target Fund’s investment objective is long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective. The Survivor Fund’s investment objective is long-term capital appreciation. The Target Fund and the Survivor Fund also have the same principal investment strategies as they both pursue long-short equity strategies. The Survivor Fund will maintain its current investment objective and principal investment strategies after the Reorganization.

Q.    Are there any differences in risks between the Fund and the Acquiring ETF?

A.     Yes. The Survivor Fund is subject to additional risks attributable to operating as an ETF. Because the Survivor Fund’s shares are bought and sold in the secondary market at market prices, there may be times when the market price of shares is more or less than NAV per share. In addition, due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of the Survivor Fund’s shares may significantly reduce investment results and an investment in the Survivor Fund’s shares may not be advisable for investors who anticipate regularly making small investments. Finally, since only Authorized Participants may engage in creation or redemption transactions directly with the Survivor Fund, to the extent Authorized Participants exit the business, the Survivor Fund’s shares may be more likely to trade at a premium or discount and possibly face trading halts or de-listing. These risks are discussed in greater detail in the Combined Prospectus/Information Statement.

Q.    Will the Reorganization affect the way my investments are managed?

A.     No. The Adviser is the investment adviser to both the Target Fund and the Survivor Fund. The current portfolio managers and subadviser of the Target Fund also will serve as portfolio managers and subadviser of the Survivor Fund, and the Survivor Fund will be managed using the same investment objective and the same investment strategies as are currently used by the Target Fund.

Q.    Why is no shareholder action necessary?
A.    Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under the Ohio Revised Code or under the Trust’s Declaration of Trust. Pursuant to Rule 17a-8 under the Company Act, a vote of the shareholders of the Target Fund is not required.
Q. When will the Reorganization occur?
A.    The Reorganization is expected to take effect on or about January 16, 2026 (“Closing Date”), or as soon as possible thereafter.
Q.    Who will pay for the Reorganization?
A.    The costs of the Reorganization will be borne by the Adviser. The costs of the Reorganization are estimated to be approximately $50,000.

Q.    Will the Reorganization result in any federal tax liability to me?
A.    The Reorganization generally is not expected to result in a tax consequence to Target Fund shareholders. However, you may experience tax consequences if you receive cash in redemption of any fractional shares of the Target Fund prior to the Reorganization because either you do not hold shares of the Target Fund through a brokerage account, or on the Closing Date of the Reorganization you hold your shares of the Target Fund directly through a brokerage account that cannot accept shares of the Survivor Fund. In these circumstances, your investment in the Target Fund will either be liquidated and the cash value of your Target Fund shares returned to you, or your shares of the Target Fund will be transferred by your financial intermediary to a different investment option. Both situations may be taxable events.
Shareholders should consult their tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign, and other taxes.
Q.     What do I need to do about my Target Fund account prior to the Reorganization?

A.     The following provides information to determine whether you will need to take action prior to the Reorganization with respect to your Target Fund shares based on the characteristics of your account.

Accounts that Require No Action

If you hold your shares of the Target Fund in a brokerage account that permits you to purchase securities traded in the stock market, such as ETF shares or other types of stocks, then you will not need to take any action with respect to your account prior to the Reorganization to receive ETF shares of the Survivor Fund.

Accounts that Require Action

Non-Accommodating Brokerage Accounts—If you hold your shares of the Target Fund in a brokerage account that only allows you to hold shares of mutual funds, you will need to contact your financial intermediary to set up a brokerage account that permits investment in ETF shares. If you hold your shares of the Target Fund through an account with a financial intermediary that is not able to hold shares of the Survivor Fund, like many group retirement plans, your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to the Reorganization.

Fund Direct Accounts—If you do not have a brokerage account or a relationship with a brokerage firm, you need to open an account that can accept or maintain Survivor Fund shares. If you are unable to establish a brokerage account that can accept ETF shares, your shares will be liquidated. The conversion of Survivor Fund shares to cash may be subject to fees and expenses and will be a taxable event.

If you are unsure about the ability of your account to accept ETF shares, contact your financial advisor or other financial intermediary.

Q.     How do I transfer my Target Fund Shares from a Non-Accommodating Brokerage Account to a Brokerage Account that accepts ETF shares?

A.      The broker where you hold your Target Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account before the Reorganization.

Q.    Can I redeem my shares of the Target Fund before the Reorganization takes place?
A.    Yes. You may redeem your Target Fund shares, at any time before the Reorganization takes place, as set forth in the Target Fund’s prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Target Fund shares that you hold as of [CLOSING DATE] will be exchanged for shares of the Survivor Fund.
Q.    Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?
A.    No. Shareholders will not pay any sales load, commission, or other similar fee in connection with the Reorganization, and Target Fund shareholders will not pay any such fee indirectly.
Q.    How do I transact in shares of the Survivor Fund after the Reorganization?
A.    After the Reorganization, shares of the Survivor Fund will be listed on the Exchange and may only be purchased and sold in the secondary market. Shares of the Survivor Fund also may be traded on other national securities exchanges, electronic crossing networks, and other alternative trading systems. Should you decide to purchase or sell shares of the Survivor Fund after the Reorganization, you will need to place a trade through a broker who will execute your trade in the secondary market at prevailing market prices. Because the Survivor Fund’s shares trade at market prices rather than at NAV, the Survivor Fund’s shares may trade at a price less than (discount) or greater than (premium) the Survivor Fund’s NAV. As with all transactions for ETFs, your broker may charge a commission for purchase and sale transactions.

Q. What if I do not want to own shares of the Survivor Fund?

A.    If you do not want to receive shares of the Survivor Fund, you can redeem your Target Fund shares prior to the Reorganization. Prior to doing so, however, you should consider the tax consequences associated with such action. Redemption of your Target Fund shares may be a taxable event if you hold your shares in a taxable account. The last date to redeem your Target Fund shares prior to the Reorganization is [DATE].
Q.    Whom do I contact for further information?
A.    You can contact your financial advisor or other financial intermediary for further information. You may also contact the Funds at 1-888-226-5595. You may also visit the Funds’ website at www.locorrfunds.com.
Important additional information about the Reorganization is set forth in the accompanying Combined Prospectus/Information Statement. Please read it carefully.
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INFORMATION STATEMENT FOR
LOCORR DYNAMIC OPPORTUNITY FUND, A SERIES OF LOCORR INVESTMENT TRUST
687 EXCELSIOR BOULEVARD
EXCELSIOR, MINNESOTA 55331

PROSPECTUS FOR
LOCORR DYNAMIC OPPORTUNITY ETF, A SERIES OF LOCORR INVESTMENT TRUST
687 EXCELSIOR BOULEVARD
EXCELSIOR, MINNESOTA 55331
DATED [*]
RELATING TO THE REORGANIZATION OF
LOCORR DYNAMIC OPPORTUNITY FUND
WITH AND INTO
LOCORR DYNAMIC OPPORTUNITY ETF
This Combined Prospectus/Information Statement is furnished to you as a shareholder of the LoCorr Dynamic Opportunity Fund (the “Target Fund”), a series of the LoCorr Investment Trust, an Ohio business trust (the “Trust”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into the LoCorr Dynamic Opportunity ETF (the “Survivor Fund”), also a series of the Trust (the “Reorganization”). The Target Fund and the Survivor Fund are each referred to herein as a “Fund,” and together, the “Funds.” For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you,” and “your” refer to the shareholders of the Target Fund.
The Board of Trustees of the Trust (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of each Fund and their respective shareholders. The Survivor Fund pursues the same investment objective and substantially similar investment strategies as the Target Fund. While the Target Fund is a mutual fund and the Survivor Fund is an exchange-traded fund (“ETF”), each Fund pursues the same long-short equity strategy. See “Summary—Investment Objectives and Principal Investment Strategies” below.
Before the Reorganization, the Target Fund will redeem in cash any fractional shares of the Target Fund owned by shareholders and any shares held in direct accounts with the Target Fund. Such cash payment may be taxable. At the closing date of the Reorganization (“Closing Date”), the Survivor Fund will acquire substantially all of the assets and liabilities of the Target Fund in exchange for shares of the Survivor Fund. Immediately after receiving the Survivor Fund shares, the Target Fund will distribute these shares to its shareholders in liquidation of the Target Fund. Target Fund shareholders will receive shares of the Survivor Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund shares they held immediately prior to the Reorganization. After distributing these shares, the Target Fund will cease operations and be terminated as a series of the Trust. The Reorganization is not expected to require the sale of any portfolio positions (i.e., portfolio repositioning).
A copy of the form of the Plan of Reorganization is included as Exhibit A to this Combined Prospectus/Information Statement.

This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated [*] (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement and the Reorganization has been filed with the Securities and Exchange Commission (“SEC”), and is also attached hereto.
In addition, the following documents each have been filed with the SEC and are incorporated herein by reference:
•Prospectus and Statement of Additional Information related to the Target Fund, each dated May 1, 2025 (File No. 811-22509, Acc. No. 0000894189-25-003187);
•Annual Report to shareholders of the Target for the fiscal year ended December 31, 2024, which has previously been made available to shareholders of the Target Fund (File No. 811-22509, Acc. No. 0001133228-25-002480); and
•Semi-Annual Report to shareholders of the Target Fund for the semi-annual period ended June 30, 2025, which has been previously been made available to shareholders of the Target Fund. (File No. 811-22509, Acc. No. 0001133228-25-009394).

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “Company Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.
The Reorganization SAI, each Fund’s Prospectus and SAI, and the Target Fund’s annual and semi-annual shareholder reports are available upon request and without charge by writing to the Funds’ transfer agent at U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121, or by calling toll-free at 1-855-523-8637. They also are available, free of charge, at the Funds’ website at www.locorrfunds.com. Information about the Funds is accessible via the EDGAR database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS OF THE TARGET FUND ON OR ABOUT [DATE].
THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT, EXCEPT TO CHECK FOR WHETHER YOU HAVE A BROKERAGE ACCOUNT THAT CAN ACCEPT SHARES OF AN ETF.
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.
NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY
The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.
The Trust, organized under the laws of the state of Ohio as a business trust, is an open-end management investment company registered with the SEC. The Target Fund and Survivor Fund are each organized as separate series of the Trust. The investment objective of each of the Target Fund and the Survivor Fund are substantially similar and each Fund seeks to provide long-term capital appreciation.
LoCorr Fund Management, LLC (the “Adviser”) is the investment adviser for the Target Fund and will serve as the investment adviser for the Survivor Fund. Jon Essen, Sean Katof and Curt LaChappelle each serve as a Target Fund’s Portfolio Manager for the Adviser and will each serve as a portfolio manager of the Survivor Fund following the Reorganization. Kettle Hill Capital Management, LLC (the “Sub-Adviser”) is the investment sub-adviser for the Target Fund and will serve as the investment sub-adviser for the Survivor Fund. Andrew Kurita serves as a portfolio manager for the Target Fund for the Sub-Adviser and will serve as a portfolio manager for the Survivor Fund following the Reorganization.
The Reorganization
The Proposed Reorganization. The Board, including the trustees of the Trust (“Trustees”) who are not “interested persons” of the Trust (as defined in the Company Act) (the “Independent Trustees”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for the:
•Transfer of all of the assets and liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;
•Distribution of such shares to the Target Fund’s shareholders; and
•Termination of the Target Fund as a separate series of the Trust and liquidation of the Target Fund.

If the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate NAV equal to the aggregate NAV of the Target Fund shares that the shareholders own immediately prior to the Reorganization.
Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because the Adviser believes that it is in the best interests of each Fund’s shareholders for the Target Fund to be reorganized into the Survivor Fund. The Survivor Fund has a substantially similar investment objective and identical principal investment strategies to the Target Fund, but the Survivor Fund will be operated as an ETF whereas the Target Fund is a mutual fund. As an ETF, the Survivor Fund may provide the following benefits to Target Fund shareholders following the Reorganization:

•Lower expense ratio. While the Target Fund pays a management fee of 1.50% of average daily net assets, the Survivor Fund will have unitary fee of 0.99% of average daily net assets
•Increased transparency. The Survivor Fund will be a transparent ETF that operates with full transparency of its portfolio holdings. Following the Reorganization, the Survivor Fund will make its portfolio holdings public each day prior to the open of the [EXCHANGE] (the “Exchange”). This holdings information will be found on the Survivor Fund’s website, [*].

•Potential for improved tax efficiency. Converting to an ETF structure can provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency for the shareholders of the Survivor Fund. When a mutual fund, such as the Target Fund, sells portfolio securities, that sale can create capital gains that may be taxable to shareholders of the mutual fund. In contrast, the creation and redemption process for an ETF, including actively-managed ETFs such as the Survivor Fund, allows the ETF to acquire and sell portfolio securities in-kind. This process generally reduces the realization of taxable capital gains by the ETF. As a result, capital gains distributions, if any, made by an ETF typically are small and shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares. The Survivor Fund will pursue the same investment objective and substantially similar investment strategies as the Target Fund but in an ETF structure.

•Intraday trading. Shares of the Target Fund can only be purchased or redeemed once daily after the next-determined NAV. In contrast, because the Survivor Fund will be listed on the Exchange, its shares can be purchased at a quoted bid price and sold at a quoted ask price throughout the trading day on the Exchange, which gives the shareholder more control over the ability to enter into or exit out of their investment. However, because buying or selling shares of the Survivor Fund will be done at the market price, an investor will no longer be transacting with the Survivor Fund at the Survivor Fund’s NAV, and the price of the purchase or sale may be more or less than the Survivor Fund’s NAV. Such transactions may also result in paying brokerage commissions.

•Potential for expanded distribution. Additional platform opportunities in connection with the ETF structure could lead to an increase in the Survivor Fund’s assets and create potential opportunities for economies of scale.

As a result, the Adviser believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Trustees, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board approved the Reorganization at a meeting held on [DATE].
The factors considered by the Board with in approving the Reorganization included, but were not limited to, the following:
•After the Reorganization, Target Fund shareholders will be invested in the Survivor Fund with a substantially similar investment objective and the same principal investment strategies to the Target Fund;
•After the Reorganization, Target Fund shareholders will be invested in the Survivor Fund with lower total operating expenses;
•The same portfolio manager that currently manages the Target Fund will manage the Survivor Fund after the Reorganization;
•The Survivor Fund is expected to achieve certain operating efficiencies as an ETF;
•The Reorganization is not expected to result in any tax consequence to shareholders;
•The costs of the Reorganization will be borne by the Adviser; neither the Funds nor their shareholders will bear any of the costs of the Reorganization;
•Each Target Fund shareholder will receive Survivor Fund shares with the same aggregate NAV as their Target Fund shares;

•Shareholders of the Target Fund must have a brokerage account that is permitted to hold ETF shares in order to receive shares of the Survivor Fund; and
•A vote of shareholders of the Target Fund is not required under the Trust’s governing documents.
The Board, including all of the Independent Trustees, concluded, based upon the factors and determinations summarized above, that the Reorganization is advisable and in the best interests of the shareholders of the Target Fund, and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The determinations on behalf of the Target Fund were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Ohio law or under the Trust’s Declaration of Trust.
In addition, pursuant to Rule 17a-8 under the Company Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the Company Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s investment management agreement is not materially different from that of the Target Fund; (iii) the Independent Trustees of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Trustees of the Board overseeing the Survivor Fund; and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and therefore, a vote of shareholders is not required under the Company Act.
The Target Fund offers three classes of shares, Class A, Class C and Class I. The Survivor Fund offers only one class of shares. As part of the Reorganization, on or around December 12, 2025, all issued and outstanding Class A and Class C shares of the Target Fund will convert to Class I shares of the Target Fund (the “Share Class Consolidation”). The Share Class Consolidation is intended to move shareholders into a share class that most closely resembles the ETF’s sole share class. The Share Class Consolidation will be affected on the basis of the relative NAVs of the two relevant classes, without the imposition of any sales load, fee or other charge.
Investment Objectives and Principal Investment Strategies
The Funds have similar investment objectives and the same principal investment strategies. The investment objective and principal investment strategies of the Survivor Fund will continue after the Reorganization. See “Comparison of the Target Fund and the Survivor Fund — Comparison of Investment Objectives and Principal Investment Strategies,” below.
The Target Fund’s investment objective is to provide long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective. The Survivor Fund’s investment objective is to provide long-term capital appreciation.
Under normal market conditions, each Fund invests in long or short positions in equity securities of domestic and foreign companies. Each Fund's Adviser seeks to achieve each Fund's primary investment objective by using a "long/short equity" strategy that is executed by allocating assets to a sub-adviser that has a long/short equity investment strategy. The Adviser may also engage an additional sub-adviser or additional sub-advisers if it believes they will enhance each Fund’s performance or reduce volatility. Each Fund may also invest in one or more exchange-traded funds ("ETFs") to execute a portion of the long/short equity strategy when it believes that doing so will help the Fund achieve its investment objective. Each Fund anticipates reduced return volatility when compared to traditional broad-based equity market indices because the short element of its strategies is expected to produce a hedging effect.

For information on risks, see “Comparison of the Target Fund and Survivor Fund — Risks of the Funds,” below. The fundamental investment policies applicable to the Target Fund are also applicable to the Survivor Fund.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy, hold, and/or sell shares of the Target Fund or Survivor Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries that are not reflected in the tables and examples below. The tables allow you to compare and contrast the expense levels for the Target Fund with the Survivor Fund. Annual fund operating expenses for the Target Fund shown in the table below are based on the Target Fund’s expenses for the semi-annual period ended June 30, 2025. Also shown are annual fund operating expenses projected for the Survivor Fund on a pro forma basis after giving effect to the proposed Reorganization, based on pro forma net assets as of June 30, 2025. The fee table does not reflect the costs associated with the Reorganization. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Survivor Fund shares. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. You will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of Survivor Fund shares from the Reorganization. Due to the Share Class Consolidation discussed above, the following tables describe only the fees and expenses for Class I shares of the Target Fund.
Shareholder Fees (fees paid directly from your investment):

	Target Fund	Survivor Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a % of amount redeemed on shares held less than 60 days)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Survivor Fund
Management Fees	1.50%	0.99%
Distribution and/or Service (12b-1) Fees	None	0.00%[1]
Other Expenses	1.00%	0.16%[2]
Dividend Expense 0.16%
Remaining Other Expenses 0.84%
Total Annual Fund Operating Expenses	2.50%	1.15%
Fee Waiver and/or Reimbursement[3]	(0.26)%	N/A
Total Annual Fund Operating Expenses after Fee Waiver and/or Reimbursement	2.24%	1.15%
1 The Survivor Fund does have a Rule 12b-1 distribution plan but does not expect to charge the Fund for any amount under the Rule 12b-1 Plan.

2 Reflects estimated dividend expenses on short sales for the Survivor Fund.

3 The Target Fund's Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Target Fund, until at least April 30, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.99% of the Fund’s daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

EXAMPLES
The Example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. This Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem or sell, as applicable, all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Target Fund	$227	$754	$1,307	$2,816
Pro Forma — Survivor Fund	$117	$365	$633	$1,398

Federal Tax Consequences
It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganization. However, Target Fund shareholders may recognize gain or loss upon the receipt of cash in redemption of fractional shares of the Target Fund prior to the Reorganization, and shareholders whose Target Fund shares are not held in a brokerage account, or are held through a brokerage account that cannot accept shares of the Survivor Fund on the Closing Date of the Reorganization, may recognize gain or loss if their Target Fund shares are either liquidated and redeemed for cash, or transferred by their financial intermediary to a different investment option. As a non-waivable condition to the Reorganization, the Trust will have received an opinion of counsel to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes as defined by Section 368(a) of the Code.
Purchase, Exchange, Redemption, Transfer and Valuation of Shares
The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, and exchange of shares are materially different. The Target Fund and Survivor Fund have identical valuation policies. Please see “Comparison of the Target Fund and Survivor Fund” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares of each Fund.
Principal Investment Risks
Because of their substantially similar principal investment strategies, the principal risks associated with an investment in the Survivor Fund are substantially similar to those risks associated with an investment in the Target Fund. Principal investment risks for both Funds include current market environment risk, focused portfolio risk, management risk, market risk, and sector emphasis risk. As an ETF, the Survivor Fund is subject to the additional risks of investing in an ETF and of the ETF structure risks. More information on each of these types of investment risks can be found under “Comparison of the Target Fund and Survivor Fund — Risks of the Funds” below.

COMPARISON OF THE TARGET FUND AND SURVIVOR FUND
The Funds’ investment objectives are substantially similar, their principal investment strategies are identical, and the portfolio managers managing the Target Fund will manage the Survivor Fund. The principal risks of the Target Fund also apply to the Survivor Fund. However, the Survivor Fund has some additional risks due to its operations as an ETF. Below is a comparison of the Funds’ investment objectives, investment policies, risks, performance, management and operations.
Investment Objectives and Principal Investment Strategies
The Survivor Fund will maintain a substantially similar investment objective and identical principal investment strategies of the Target Fund after the Reorganization. The Target Fund’s investment objective is to provide long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective. The Survivor Fund’s investment objective is to provide long-term capital appreciation.
Each Fund invests, under normal market conditions, at least 80% of its net assets in U.S. equity securities with large market capitalizations (“large cap”) that the Adviser believes are undervalued. For each Fund, equity securities consist of common and preferred stocks and large cap companies are defined as companies with market capitalization of $15 billion or greater at the time of purchase. Each Fund is non-diversified, but whereas the Target Fund concentrates its investment in approximately 20 securities, the Survivor Fund intends to concentrate its investments in approximately 20-30 securities. The Adviser uses the same investment methodology to select investments for both the Target Fund and the Survivor Fund.
Fundamental Investment Policies
Each Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund, which means the vote of the lesser of: (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.
As a matter of fundamental policy, each Fund, except as otherwise noted, may not:
1.    Borrowing Money. The Fund will not borrow money, except (a) from a bank or from another Fund of the Trust, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowing and repurchase commitments of the Fund pursuant to reverse repurchase transactions.
2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Company Act the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this SAI.
3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.
4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.
6. Loans. The Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.
7. Concentration. The Fund will not invest 25% or more of their respective total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.
With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.
With respect to paragraph 1 above, if asset coverage on borrowing at any time falls below 300% for a Fund, within three days (or such longer period as the SEC may prescribe by rule or regulation) that Fund shall reduce the amount of its borrowings to the extent that asset coverage of such borrowings will be at least 300%.
Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association, corporation, or personal holding company, may be merged or consolidated with or acquired by the Trust; provided that, if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation, or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.
The fundamental investment policies of the Survivor Fund will continue after the Reorganization.
Risks of the Funds
The following are the principal investment risks involved in an investment in both Funds:
Convertible Securities Risk: A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.
Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.
Emerging Markets Risk: Investments in securities of issuers in emerging markets will be subject to risks of foreign securities in general and with those of emerging markets as well. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Securities of issuers in emerging markets securities also tend to be less liquid.
Equity Market Risk: Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.
ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.
Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
High Yield or Junk Bond Risk: Lower-quality convertible debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.
Interest Rates and Bond Maturities Risk: Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rates rise. Fixed-income securities typically increase in value when interest rates decline. The Fund may experience adverse exposure from either increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
Management Risk: The Adviser's judgments about an investment or the investment expertise of a sub-adviser may prove to be inaccurate and may not produce the desired results. A sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.
Market Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political and social events affect the securities markets. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.
Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
REIT Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.
Short Position Risk: The Fund will engage in short selling, which is significantly different from the investment activities commonly associated with long-only stock funds. Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.
Small and Medium Capitalization Company Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
The following are additional principal investment risks involved in an investment in the Survivor Fund due to the Survivor Fund’s ETF structure:
ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:
oNot Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
oTrading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Fund’s shares. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Fund to incur additional costs including brokerage costs and taxable capital gains or losses that the Fund may not have incurred if the Fund had made redemptions in-kind. This could lead to differences between market price and underlying value of shares.

oMarket Price Variance Risk: Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.
The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
Performance History
Following the Reorganization, the Survivor Fund will assume the performance history of Class I Shares of the Target Fund. The bar charts and tables that follow show how Class I Shares of the Target Fund have performed on a calendar year basis and provide an indication of the risks of investing in the Target Fund by showing changes in the Target Fund’s performance from year to year and by showing how the Target Fund’s average annual total returns based on NAV compare to those of its respective index and a broad-based market index. Past performance (before and after taxes) is not necessarily an indication of how the Survivor Fund will perform in the future. Updated performance information is available at no cost by visiting www.locorrfunds.com.

Class I Shares Performance Bar Chart
Calendar Year Ended December 31

LoCorr Dynamic Opportunity Fund – Class I
The Target Fund’s Institutional Class year-to-date return as of September 30, 2025 was 3.7%.

Highest Quarterly Return:	Q4 2020	16.49%

Lowest Quarterly Return:	Q1 2020	-24.01%

Performance Table
Average Annualized Total Returns
(For periods ended December 31, 2024)

	One Year	Five Years	Ten Years	Since Inception of the Fund (5/10/2013)
Class I Return before taxes	11.55%	4.63%	4.71%	3.91%
Class I Return after taxes on distributions	11.01%	3.99%	4.17%	3.44%
Class I Return after taxes on distributions and sale of Fund shares	6.85%	3.42%	3.61%	2.99%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	13.72%
Morningstar Long/Short Equity Index (reflects no deduction for fees, expenses or taxes)	11.52%	5.96%	4.43%	3.68%

The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Target Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Funds
Adviser
LoCorr Fund Management, LLC, (the “Adviser”) located at 687 Excelsior Boulevard, Excelsior, MN 5533, serves as the Target Fund’s investment adviser and will serve as the Survivor Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser has been an investment adviser to the Funds in the Trust since 2010. As of June 30, 2025, the Adviser had an approximate total of $[*] billion in assets under management.
Pursuant to the investment management agreement between the Adviser and the Target Fund, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the Target Fund, manages both the investment operations of the Target Fund and the composition of the Target Fund’s portfolio, including the purchase, retention, and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the Target Fund. The Adviser also administers the corporate affairs of the Target Fund, and in connection therewith, furnishes the Target Fund with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by the Target Fund’s custodian and transfer agent, and the Target Fund’s fund administrator and fund accountant.
Pursuant to the investment management agreement between the Adviser and the Survivor Fund, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the Survivor Fund, manages both the investment operations of the Survivor Fund and the composition of the Survivor Fund’s portfolio, including the purchase, retention, and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the Survivor Fund. The Adviser also administers the corporate affairs of the Survivor Fund, and in connection therewith, furnishes the Survivor Fund with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by the Survivor Fund’s custodian and transfer agent, and the Funds’ fund administrator and fund accountant. Additionally, the Adviser will pay all operating expenses of the Survivor Fund, except for the advisory fee, payments made under the Survivor Fund’s 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The management fee set forth in the Management Agreement for the Target Fund is 1.50% annually, to be paid on a monthly basis. For the fiscal year ended December 31, 2024, the Adviser earned a fee equal to 1.30% for services provided to the Target Fund. The Survivor Fund will have a unitary fee equal to 0.99% of its average daily net assets to be paid on a monthly basis.
Sub-Adviser
Kettle Hill Capital Management, LLC, (the “Sub-Adviser”) located at 747 Third Avenue, 19th Floor, New York, NY 10017, serves as a sub-adviser to the Target Fund and will serve as the Survivor Fund’s investment subadviser. Subject to the authority of the Board and oversight by the Adviser, the Sub-Adviser is responsible for management of a portion of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Adviser is paid by the Adviser not the Fund. The Sub-Adviser was founded in 2003 as an alternative investment manager. As of December 31, 2024, the Sub-Adviser had approximately $549 million in assets under management.

Portfolio Managers
Adviser
Jon Essen
Mr. Essen has served as Chief Financial Officer of the Adviser since it was founded in November 2010. Mr. Essen also serves as Senior Vice President and Chief Financial Officer of Octavus Group, LLC, and as a Registered Representative of LoCorr Distributors, LLC, positions both held since April 2008. Mr. Essen also began serving as Principal and Chief Compliance Officer of LoCorr Distributors, LLC in 2008. Mr. Essen also served as Chief Operating Officer of the Adviser and affiliates from 2008 to 2016. Previously, Mr. Essen served as Chief Operating Officer of a commercial finance enterprise from 2002 to 2008. Additionally, Mr. Essen was Chief Financial Officer of Jundt Associates, Inc. from 1998 to 2002 and served as Treasurer of Jundt Funds, Inc. and American Eagle Funds, Inc. from 1999 to 2002.
Sean Katof
    Sean Katof, CFA, has served as Senior Vice President since 2015 and Portfolio Manager for the Target Fund since 2016. Prior to joining the Adviser, Mr. Katof served as Director of Capital Markets at SLOCUM, an institutional consulting firm, from 2005 to 2015. Prior to joining SLOCUM, Mr. Katof served as Portfolio Manager at Devenir Investment Advisors where he managed the Industry Leaders Core Equity portfolio from 2004 to 2005. Prior to that, Mr. Katof was a Vice President and Portfolio Manager at INVESCO Funds Group where he worked from 1994 to 2003. Mr. Katof received his B.S. in Business Administration with an emphasis in Finance from the University of Colorado at Boulder and an M.S. in Finance from the University of Colorado at Denver. Mr. Katof holds the Chartered Financial Analyst (“CFA”) and Chartered Alternative Investment Analyst (“CAIA”) designations.
Curt LaChappelle
    Curt LaChappelle, CFA started with the Adviser in 2019 as an analyst and has served as portfolio manager for the Target Fund since 2024. Prior to joining LoCorr, Mr. LaChappelle served as Senior Investment Operations Analyst at Thrivent Asset Management from 2017 to 2019. Curt received his B.B.A in Financial Markets – Finance, from the University of Minnesota-Duluth. Mr. LaChappelle holds the Chartered Financial Analyst (“CFA”) designation and serves as the Education Chair on the CFA Society of Minnesota Board of Directors.
Sub-Adviser
Andrew Kurita
Mr. Kurita is the Founder and CIO of Kettle Hill Capital Management, LLC and has served as the Portfolio Manager since its inception in 2003. Prior to this role, he was a Vice President at Andor Capital Management, LLC covering the industrial sector on the Diversified Growth Fund. From 1996 until 2001, Mr. Kurita was at Cramer Rosenthal McGlynn, LLC, where he worked on the hedge fund and small-cap value products. He is a CFA® charterholder with 19 years of small-cap and hedge fund investing experience. He graduated cum laude with honors with a BA in Economics from Williams College, 1995.

Other Service Providers
Quasar Distributors, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101, is the principal underwriter/distributor (the "Distributor") for the shares of the Funds pursuant to a written agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Funds’ shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.

The Fund Administrator, Fund Accountant and Transfer Agent for the Funds is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.
U.S. Bancorp Fund Services, LLC, which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202, serves as transfer, dividend disbursing, and shareholder servicing agent for the Funds.
U.S. Bank, N.A. (“U.S. Bank”), located at 1555 North RiverCenter Drive, Suite 302, Milwaukee, WI 53212 is the custodian for each Fund’s investments.
Purchase, Redemption and Pricing of Fund Shares
The following tables describe differences in how shares of the Target Fund and the Survivor Fund may be purchased and redeemed.
    Purchase Procedures
The Target Fund and the Survivor Fund have materially different procedures for purchasing shares.

Target Fund	Survivor Fund
Purchase Methods. You may purchase shares of the Target Fund:
•Directly from the Target Fund by contacting the Fund’s transfer agent to request an application; or
•Through a broker or other financial intermediary.
The price of the shares is based on the Target Fund’s NAV next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business. Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the Target Fund will make a determination whether to calculate the NAV at the times as described above or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the Target Fund or an authorized agent of the Fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the Target Fund’s NAV at the close of trading on that day.

Purchase Method. Unlike the Target Fund, individual shares of the Survivor Fund are not purchased at NAV directly with the Fund. Rather, investors (other than Authorized Participants) buy shares of the Survivor Fund only in secondary market transactions on the Exchange. Shares are listed for trading on the Exchange under the symbol [TICKER]. Only Authorized Participants may buy shares from the Fund directly and those transactions are made at NAV and only in Creation Units.
Shares will trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions, and other factors may affect the trading prices of shares.
Shares of the Survivor Fund can be bought throughout the day like shares of publicly-traded companies.

Target Fund	Survivor Fund
Minimum Investment. The minimum initial amount for Class I shares is $100,000. The Target Fund may waive the investment minimums:
All investments and exchanges are subject to approval by the Fund and the Fund reserves the right to limit the amount of purchases or reject any purchase at any time•
Automatic Investment Program. You may participate in the LoCorr Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $500 on specified days of each month into your established Fund account. Please contact the Funds at 1-855-523-8637 for more information about the Automatic Investment Plan
Transaction Fees. Shares of the Fund are purchased at their NAV without a sales charge.
The Fund’s principal underwriter compensates brokers and other financial intermediaries who sell shares of the funds. Compensation comes from Rule 12b-1 fees and payments by the principal underwriter or affiliates of the principal underwriter and from its or their own resources.
The Fund’s shares may be available at brokerage firms that have agreements with the Fund’s distributor. Shareholders may be required to pay a commission and/or other form of compensation to the broker.

Minimum Investment. There is no minimum investment amount for the Survivor Fund.
Automatic Investment Program. Because Shares are purchased in the secondary market, the Survivor Fund does not have an automatic investment program (AIP).
Transaction Fees. When buying shares through a broker or other financial intermediary, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Redemption Procedures
The Target Fund and the Survivor Fund have materially different procedures for redeeming or selling shares.

Target Fund	Survivor Fund
Redemption Method. You may redeem shares of the Target Fund:
•Directly from the Target Fund by either mailing a written request to the transfer agent or by calling the Target Fund; or
•Through your broker or other financial intermediary.
You may redeem all or part of your investment in the Target Fund on any day that the NYSE is open for trading, subject to certain restrictions described below. Redemption requests received by the Target Fund or an authorized agent of the Fund before 4:00 p.m. ET (or before if the NYSE closes before 4:00 p.m. ET) will be effective that day. The price you will receive when you redeem your shares will be the NAV (less any applicable sales charges) next determined after the Target Fund receives your properly completed order to sell.
The Target Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days.
Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of the Target Fund’s net assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. Marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and asked prices are available. They are distributed to the redeeming shareholder based on a weighted-average pro-rata basis of the Target Fund's holdings. If payment is made in securities, the Target Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Target Fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold. Redemptions in-kind may be used regularly and may in stressed market conditions.

Redemption Method. Unlike the Target Fund, individual shares of the Survivor Fund are not redeemed at NAV directly with the Fund. Rather, investors (other than Authorized Participants) sell shares of the Survivor Fund only in secondary market transactions on the Exchange. Shares are listed for trading on the Exchange under the symbol [TICKER]. Only Authorized Participants may redeem shares from the Fund directly and those transactions are made at NAV and only in Creation Units.
Shares will trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions, and other factors may affect the trading prices of shares.
Shares of the Survivor Fund can be sold throughout the day like shares of other publicly shares.

Target Fund	Survivor Fund
Transaction Fees. A broker may charge a transaction fee to redeem shares. The Target Fund may charge $9 for wire redemptions. Any charges for wire redemptions will be deducted from your account by redemption of shares.
Accounts with Low Balances. Maintaining small accounts is costly for the Target Fund and may have a negative effect on performance. The Target Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,500. In such cases, you are notified and given at least 30 days to purchase additional shares to bring the balance above the minimum before the account is closed.
This involuntary redemption constitutes a sale of Target Fund shares. You should consult your tax adviser concerning the tax consequences of involuntary redemptions.

Transaction Fees. When selling shares through a broker or other financial intermediary, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.
Accounts with Low Balances. The Survivor Fund does not involuntarily sell shares from accounts with low balances.

Exchanges
The Target Fund and the Survivor Fund have materially different procedures for exchanging shares.

Target Fund	Survivor Fund
You may exchange any or all of your Class I shares in the Target Fund for Class I shares in another fund of the Trust or another share class of the Target Fund provided you meet the eligibility and minimum investment requirements of that class.	The Survivor Fund offers only one class of shares. Therefore, it does not provide for the exchange of shares.

Frequent Purchases and Redemptions of Fund Shares
The Target Fund and the Survivor Fund have materially different procedures relating to frequent purchases and redemptions of Fund shares.

Target Fund	Survivor Fund
The Target Fund does not authorize, and uses reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The Target Fund will take reasonable steps to discourage excessive short-term trading and the Board has adopted the following policies and procedures with respect to market timing. The Target Fund will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If the Target Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Target Fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, the Target Fund can reject a purchase order for any reason. While the Target Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of shareholders.
The Survivor Fund imposes no restrictions on the frequency of purchases and redemptions of its shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by fund shareholders. Purchases and redemptions by Authorized Participants, who are the only parties that may purchase or redeem shares directly with the Survivor Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Survivor Fund accommodates frequent purchases and redemptions by Authorized Participants. To minimize these potential consequences of frequent purchases and redemptions, the Survivor Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Survivor Fund in effecting trades. In addition, the Survivor Fund and the Adviser reserve the right to reject any purchase order at any time.

Target Fund	Survivor Fund
In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.
The Fund applies these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future.

Tax Status, Dividends, and Distributions
The following table describes differences in the tax status, dividends and distributions of the Target Fund and the Survivor Fund.

Target Fund	Survivor Fund
Tax Status: The Target Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Target Fund generally pay no federal income tax on the income and gains distributed to you.
Income and Capital Gain Distributions. The Target Fund expects to declare and distribute its net investment income, if any, to shareholders annually. Capital gains, if any, may be distributed at least annually. The Target Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Target Fund.
Dividend Reinvestment. All income and capital gain distributions are automatically reinvested in shares of the Target Fund unless you request cash distributions on your application or through a written request.
Tax on Distributions.  If you are a taxable investor, dividends and capital gain distributions you receive from the Target Fund, whether you reinvest your distributions in additional shares or receive them in cash, are subject to federal income tax, state taxes, and possibly local taxes:

Selling and Exchanging Shares.  Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Target Fund shares are taxed at your applicable tax rate for long-term capital gains. Short-term capital gains are taxed at ordinary income tax rates. If you redeem Target Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Tax Status for Retirement Plans and Other Tax-Deferred Accounts.  When you invest in the Target Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes.

Tax Status: The Survivor Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Survivor Fund generally pay no federal income tax on the income and gains distributed to you.
Income and Capital Gain Distributions. Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Survivor Fund. The Survivor Fund distributes its net realized capital gains, if any, to shareholders annually. The Survivor Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund.
Dividend Reinvestment. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes on Distributions. Distributions from the Survivor Fund’s net investment income, including capital gains, if any, are subject to federal income tax, state taxes, and possibly local taxes.
Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.
Tax Status for Retirement Plans and Other Tax-Deferred Accounts. When you invest in the Survivor Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes.

FINANCIAL HIGHLIGHTS
The Survivor Fund is a new fund and has no performance history as of the date of this Combined Prospectus/Information Statement. The Survivor Fund will adopt the financial history, including the financial highlights, of the Target Fund. The financial highlights of the Target Fund are included with this Combined Prospectus/Information Statement as Exhibit B.
The financial highlights of the Target Fund are also contained in the Target Fund’s Form N-CSR for the fiscal year ended December 31, 2024, which have been audited by Cohen & Company, Ltd., the Target Fund’s independent registered public accounting firm. Unaudited financial highlights for the six-months ended June 30, 2025, are contained in the Target Fund’s Form N-CSR. The Target Fund’s Annual Report and Semi-Annual Report have previously been sent to shareholders, are available on request and without charge by writing to the Target Fund at the Target Fund’s transfer agent at c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252, or by calling toll-free at 1-855-523-8637, and are incorporated by reference into this Combined Prospectus/Information Statement.
INFORMATION RELATING TO THE REORGANIZATION
Description of the Reorganization
The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.
The Plan of Reorganization provides that all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate NAV equal to the aggregate NAV of the Target Fund’s shares outstanding as of the close of trading on the Exchange on the Closing Date of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Trust. Before the Reorganization, the Target Fund will redeem in cash any fractional shares of the Target Fund owned by shareholders.
The distribution of the Survivor Fund shares to the Target Fund’s shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund’s shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly opened accounts on the books of the Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. If you hold your shares of the Target Fund in a brokerage account that does not allow you to hold ETF shares, you will need to contact your financial adviser or other financial intermediary to set up a brokerage account that permits investment in ETF shares. If you hold your shares directly with the Target Fund, you will need to open an account with a broker or other financial intermediary. Otherwise, your shares of the Target Fund will be liquidated. See “Terms of the Reorganization” below.
Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.
No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.
Terms of the Reorganization
The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time (as defined in the Plan of Reorganization), the Board or an authorized officer of the Trust determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.
Reasons for the Reorganization
The factors considered by the Board in approving the Reorganization included, but are not limited to, the following:
•After the Reorganization, shareholders will be invested in a Survivor Fund with a substantially investment objective and identical principal investment strategies;

•After the Reorganization, Target Fund shareholders will be invested in the Survivor Fund with lower total operating expenses;
•The same portfolio manager that currently manages the Target Fund will manage the Survivor Fund after the Reorganization;
•The Survivor Fund is expected to achieve certain operating efficiencies as an ETF;
•The Reorganization is not expected to result in any tax consequence to shareholders;
•The costs of the Reorganization will be borne by the Adviser; neither the Funds nor their shareholders will bear any of the costs of the Reorganization;
•Each Target Fund shareholder will receive Survivor Fund shares with the same aggregate NAV as their Target Fund shares;
•Shareholders of the Target Fund must have a brokerage account that is permitted to hold ETF shares in order to receive shares of the Survivor Fund; and
•A vote of shareholders of the Target Fund is not required under the Trust’s governing documents.
•The Reorganization is expected to provide the following benefits to shareholders:

oLower expense ratio. While the Target Fund pays a management fee of 1.50% of average daily net assets, the Survivor Fund will have unitary fee of 0.99% of average daily net assets

oLower cost of operation. The Survivor Fund is expected to cost less to operate relative to the Target Fund because there are expenses that the Target Fund incurs as part of its operations that the Survivor Fund will not incur, including per-account transfer agency fees, shareholder servicing fees, state registration fees and certain custody transaction-related expenses.

oIncreased transparency. The Survivor Fund will be a transparent ETF that operates with full transparency of its portfolio holdings. Following the Reorganization, the Survivor Fund will make its portfolio holdings public each day prior to the open of the [EXCHANGE] (the “Exchange”). This holdings information will be found on the Survivor Fund’s website, [*].

oPotential for improved tax efficiency. Converting to an ETF structure can provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency for the shareholders of the Survivor Fund. When a mutual fund, such as the Target Fund. sells portfolio securities, that sale can create capital gains that may be taxable to shareholders of the mutual fund. In contrast, the creation and redemption process for ETFs, including actively managed ETFs such as the Survivor Fund, allows the ETF to acquire and sell portfolio securities in-kind. This process generally reduces the realization of taxable capital gains by the ETF. As a result, capital gains distributions, if any, made by an ETF typically are small and shareholders in an ETF are largely only subject to capital gains tax on their investment in the ETF after they sell their ETF shares. The Survivor Fund will pursue the same investment objective and substantially similar investment strategies as the Target Fund but in an ETF structure.

oIntraday trading. Shares of the Target Fund can only be purchased or redeemed once daily after the next-determined NAV. In contrast, because the Survivor Fund will be listed on the Exchange, its shares can be purchased and sold throughout the trading day at a quoted bid price and sold at a quoted ask price on the exchange, which gives the shareholder more control over the ability to enter into or exit out of their investment. However, because buying or selling shares of the Survivor Fund will be done at the market price, an investor will no longer be transacting with the Survivor Fund at the

Survivor Fund’s NAV, and the price of the purchase or sale may be more or less than the Survivor Fund’s NAV. Such transactions also may result in paying brokerage commissions.

oPotential for expanded distribution. Additional platform opportunities in connection with the ETF structure could increase the Survivor Fund’s assets and create potential opportunities for economies of scale.

•The Reorganization is not expected to result in the recognition of any taxable gain or loss by the shareholders of the Target Fund on the exchange of Target Fund shares for Survivor Fund shares;
•The costs of the Reorganization will be borne by the Adviser; neither the Funds nor their shareholders will bear any of the costs of the Reorganization; and
•The Target Fund shareholders will receive Survivor Fund shares with the same aggregate NAV as their Target Fund shares.
The Board, including all of the Independent Trustees, concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
Federal Income Taxes
The combination of the Target Fund and the Survivor Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Code. As a non-waivable condition of the closing of the Reorganization, the Trust will receive a legal opinion from Thompson Hine LLP to the effect that the Reorganization should be a tax-free reorganization under Section 368(a) of the Code. Accordingly, neither the Target Fund nor its shareholders will recognize gain or loss as a result of the Reorganization. However, the shareholders of the Target Fund may recognize gain or loss upon the receipt of cash in redemption of fractional shares of the Target Fund prior to the Reorganization, and shareholders whose Target Fund shares are not held through a brokerage account or are held through a brokerage account that cannot accept shares of the Survivor Fund on the Closing Date of the Reorganization, may recognize gain or loss if their Target Fund shares are either liquidated and redeemed for cash, or transferred by their financial intermediary to a different investment option. The tax basis of the Survivor Fund shares received in exchange for Target Fund shares in the Reorganization will be the same as the basis of the Target Fund shares exchanged (adjusted for any gain or loss recognized as described above) and the holding period of the Survivor Fund shares received will include the holding period of the Target Fund shares exchanged; provided that, the shares exchanged were held as capital assets at the time of the Reorganization. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. Nevertheless, the sale of securities by the Target Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization. Shareholders should consult their tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign, and other taxes.
Expenses of the Reorganization
The costs of the Reorganization will be borne by the Adviser. The total cost of the Reorganization is expected to be approximately $50,000.
Continuation of Shareholder Accounts and Plans; Share Certificates
Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.
OTHER INFORMATION
Capitalization
The following table sets forth, as of June 30, 2025: (a) the unaudited capitalization of the Target Fund; and (b) the unaudited pro forma combined capitalization of the Survivor Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Survivor Fund that actually will be received by Target Fund shareholders. The Survivor Fund is a shell fund that will commence operations on the Closing Date. Class I Shares of the Target Fund will be the accounting survivor for financial statement purposes (i.e., its financial statements will be carried forward after the Reorganization). The capitalization of the Target Fund is likely to be different on the Closing Date as a result of daily share purchase, redemption and market activity.

Fund	Total Net Assets	Shares Outstanding [(*)]	Share Adjustment	Adjusted Shares Outstanding [(*)]	Net Asset Value Per Share
Target Fund	$39,552,671	2,947,553	—	2,947,553	$13.42
Pro Forma - Survivor Fund	$39,552,671	2,947,553	—	2,947,553	$13.42

Shareholder Information
As of the Record Date, there were [*] shares of the Target Fund outstanding. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
[*]	[*]	[*]%

As of the Record Date, the Survivor Fund was not operational and therefore, had no shareholders.
Shareholder Rights and Obligations
Both the Target Fund and Survivor Fund are series of the Trust, a business trust organized under the laws of the state of Ohio. Under the Trust’s Declaration of Trust, the Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each series of the Trust have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights. Fractional shares of the Target Fund have those rights proportionately.
When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in connection with the Reorganization), all shares are fully paid and non-assessable.
Shareholder Proposals
Rules promulgated by the SEC require that shareholder proposals may, under certain conditions, be included in the Trust’s Proxy Statement and proxy for a particular meeting. Under these rules, proposals submitted for inclusion in the Trust’s proxy materials must be received by the Trust within a reasonable time before the solicitation is made. The fact that the Trust receives a shareholder proposal in a timely manner does not ensure its inclusion in its proxy materials, because there are other requirements in the proxy rules relating to such inclusion. You should be aware that annual meetings of shareholders are not required as long as there is no particular requirement under the Company Act that must be met by convening such a shareholder meeting. Any shareholder proposal should be sent to Jon Essen, C/o LoCorr Fund Management, LLC, 687 Excelsior Boulevard, Excelsior, MN 55331. Shareholder proposals may also be raised from the floor at the meeting without prior notice to the Trust. Because the Trust has never received a shareholder proposal, the Trust has not adopted a written policy regarding consideration of shareholder proposals.

EXHIBIT A—AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION
AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION
THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (this “Agreement”) is made as of this [ ] day of [ ], 2025, by and among LoCorr Investment Trust (the “Trust”), a Ohio business trust, with its principal place of business at 687 Excelsior Boulevard, Excelsior, MN 55331, on behalf of its series the LoCorr Dynamic Opportunity Fund (the “Target Fund”), and the Trust, on behalf of its series the LoCorr Dynamic Opportunity ETF (the “Survivor Fund”) and, solely with respect to Article IX, LoCorr Fund Management, LLC (the “Adviser”), with its principal place of business at 687 Excelsior Boulevard, Excelsior, MN 55331. Each of the Target Fund and the Survivor Fund are a “Fund”, and together, the “Funds”.
WHEREAS, it is intended that the transactions contemplated by this Agreement constitute a “reorganization” as defined in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury regulations thereunder. Such transactions will consist of: (i) the transfer of all of the property and assets of the Target Fund to the Survivor Fund in exchange for (a) shares of beneficial interest, no par value per share, of shares of the Survivor Fund (the “Survivor Fund Shares”), and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund; followed by (ii) the distribution of the Survivor Fund Shares pro rata to the shareholders of the Target Fund in exchange for their shares in the Target Fund (the “Target Fund Shares”) in liquidation of the Target Fund as provided herein, all upon the terms and conditions set forth in this Agreement ((i) and (ii) together, the “Reorganization”);
WHEREAS, the parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Treasury regulations Sections 1.368-2(g) and 1.368-3(a). Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations ,and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other series of the Trust or the assets of any other series of the Trust be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein;
WHEREAS, the Target Fund and Survivor Fund are separate series of the Trust, which is a business trust and an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “Company Act”);
WHEREAS, the Target Fund owns securities and other investments that are assets of the character in which the Survivor Fund is permitted to invest;
WHEREAS, each Fund is authorized to issue its shares of beneficial interest;
WHEREAS, the trustees of the Trust (“Trustees”) have determined that the Reorganization, with respect to the Target Fund, is in the best interests of the Target Fund’s shareholders and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization; and
WHEREAS, the Trustees have determined that the Reorganization, with respect to the Survivor Fund, is in the best interests of the Survivor Fund and, there being no existing shareholders of the Survivor Fund, that the Reorganization will not result in dilution of the Survivor Fund’s shareholders’ interests;

     NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
REORGANIZATION

The Exchange. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to sell, assign, convey, transfer, and deliver all of its assets, as set forth in paragraph 1.2, free and clear of all liens and encumbrances, except those liens and encumbrances as to which the Survivor Fund has received notice, to the Survivor Fund. In exchange, the Survivor Fund agrees: (a) to issue and deliver to the Target Fund the number of Survivor Fund Shares having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund Shares, as determined in the manner set forth in paragraphs 2.1 and 2.2; and (b) to assume the liabilities of the Target Fund, as set forth in paragraph 1.3. Such transactions comprising the Reorganization shall take place on the date of the closing provided for in paragraph 3.1 (the “Closing Date”).
Assets to be Acquired. The assets of the Target Fund to be sold, assigned, transferred, delivered to, and acquired by the Survivor Fund shall consist of all assets and property of every kind and nature, including, without limitation, all cash, cash equivalents, securities, goodwill, interests in futures and dividends or interest receivables, receivables for shares sold and other rights that are owned by the Target Fund on the Closing Date, and any prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date (the “Acquired Assets”). For the sake of clarity, the Acquired Assets include, but are not limited to, all rights (including rights to indemnification and contribution) and claims (including, but not limited to, claims for breach of contract, violation of standards of care, and claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out, or other direct litigation claims or regulator or government established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances and claims whatsoever, except those liens and encumbrances as to which the Survivor Fund has received notice) of the Target Fund against any party with whom the Target Fund has contracted for any actions or omissions up to the Closing Date.
The Target Fund will provide the Survivor Fund with its most recent audited financial statements as of the Closing Date, which contain a list of all of the Target Fund’s assets as of the date of such statements. The Target Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders. The Target Fund reserves the right to sell any of such securities or other investments.
Liabilities to be Assumed. The Target Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its Prospectus, in good faith to discharge all of its known liabilities and obligations to the extent practicable prior to the Closing Date. The Survivor Fund shall assume all liabilities of the Target Fund not discharged prior to the Closing Date, whether known or unknown, contingent, accrued, or otherwise (excluding expenses relating to the Reorganization and borne by the Adviser pursuant to Article IX), and investment contracts entered into in accordance with the terms of its Prospectus (the “Assumed Liabilities”).

Liquidation and Distribution. On the Closing Date, the Target Fund will distribute, in liquidation, all of the Survivor Fund Shares received by the Target Fund pursuant to paragraph 1.1, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Target Fund Shareholders”). In the Reorganization, each Target Fund Shareholder will receive the number of Survivor Fund Shares that has an aggregate NAV equal to the aggregate NAV of the Target Fund Shares held of record by such Target Fund Shareholder on the Closing Date (following the redemption of fractional shares pursuant to Section 9 of Article V).
Such liquidation and distribution will be accomplished by the transfer of Survivor Fund Shares credited to the account of the Target Fund on the books of the Survivor Fund to open accounts on the share records of the Survivor Fund in the names of the Target Fund Shareholders, representing the respective numbers of Survivor Fund Shares due such shareholders. All issued and outstanding Target Fund Shares will simultaneously be canceled on the books of the Target Fund, and the Target Fund will thereupon proceed to terminate as set forth in paragraph 1.7 below. The Survivor Fund shall not issue certificates representing Survivor Fund Shares in connection with such exchange. Each Target Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Target Fund before the Effective Time (as defined in paragraph 3.1) with respect to Target Fund Shares that are held of record by the Target Fund Shareholder at the Effective Time on the Closing Date.
Ownership of Shares. Ownership of Survivor Fund Shares will be shown on the books of the Survivor Fund’s transfer agents.
Transfer Taxes. Any transfer taxes payable upon the transfer of Survivor Fund Shares in a name other than the registered holder of the Target Fund Shares on the books of the Target Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Survivor Fund Shares are to be transferred.
Termination of Target Fund. As soon as practicable on or after the Closing Date, the Target Fund shall make all filings and take all other steps as shall be necessary and proper to terminate and cease operations as a series of the Trust. After the Closing Date, the Target Fund shall not conduct any business except in connection with its dissolution.

VALUATION
Valuation of Assets. The value of the Acquired Assets for purposes of paragraph 1.1 above shall be the value of such Acquired Assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date. The NAV per share of each of the Target Fund Shares and Survivor Fund Shares shall be computed by the Survivor Fund’s accounting agent and administrator (the “Administrator”), in the manner set forth in the Trust’s Agreement and Declaration of Trust, By-Laws, the Survivor Fund’s then-current Prospectus and Statement of Additional Information, and in the procedures adopted by the Trust’s Board of Trustees (“Board”).
Valuation and Calculation of Shares. The NAV per share of Survivor Fund Shares and the NAV per share of Target Fund Shares shall, in each case, be computed as of the close of normal trading on the NYSE on the Closing Date. The number of Survivor Fund Shares to be issued in the Reorganization in exchange for Target Fund Shares shall be determined by the Administrator by dividing the NAV of the Target Fund Shares, as determined in accordance with paragraph 2.1, by the NAV of one Survivor Fund Share, as determined in accordance with Paragraph 2.1 hereof.

Determination of Value. All computations of value with respect to the Target Fund shall be made by the Administrator, in accordance with its regular practice in pricing the shares and assets of the Target Fund.
CLOSING AND CLOSING DATE
Closing Date. Subject to the satisfaction or waiver of the conditions set forth in Articles VI, VII and VIII of this Agreement, the closing of the Reorganization (the “Closing”) will be on the Closing Date, which will be on or about, or such other date as the parties may agree to in writing. The Closing shall be held as of the close of business Eastern Time (the “Effective Time”) at the offices of the Administrator, or at such other time and/or place as the parties may agree. For the avoidance of doubt, the Closing may be held in person, by facsimile, email, or such other communication means as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately at the Effective Time, unless otherwise provided.
Custodian’s Certificate. The Target Fund shall cause U.S. Bank, N.A. (“Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Target Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the custodian for the Survivor Fund, immediately prior to the Closing Date; and (b) all necessary Taxes (as defined in paragraph 4.1(j)) in connection with the delivery of the Acquired Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian no later than five business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Survivor Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.
Effect of Suspension in Trading. In the event that on the Closing Date, either: (a) the NYSE Arca (the “Exchange”) on which the portfolio securities of the Survivor Fund or the Target Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the Exchange shall be disrupted so that accurate appraisal of the NAV of the Survivor Fund or the Target Fund is impracticable as mutually determined by the parties, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.
Transfer Agent’s Certificate. The Trust, on behalf of the Target Fund, shall cause the Administrator, as its transfer agent as of the Closing Date to deliver at the Closing to the Secretary of the Trust a certificate of an authorized officer stating that its records contain the names and addresses of Target Fund Shareholders, and the number and percentage ownership of outstanding Target Fund Shares owned by each such shareholder immediately prior to the Closing. The Trust, on behalf of the Survivor Fund, shall issue and deliver or cause the Custodian, its transfer agent, to issue and deliver to the Secretary of the Trust a confirmation evidencing the number of Survivor Fund Shares to be credited on the Closing Date and provide evidence satisfactory to the Target Fund that such Survivor Fund Shares have been credited to the Target Fund’s account on the books of the Survivor Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, and other documents, if any, as such other party or its counsel may reasonably request.
REPRESENTATIONS AND WARRANTIES
Representations of the Target Fund. The Trust, on behalf of the Target Fund, represents and warrants to the Trust, on behalf of the Survivor Fund, as follows:

The Target Fund is a separate series of the Trust. The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Ohio. The Trust has the power to own all of its properties and assets and to perform its obligations under this Agreement;
The Trust is registered as an open-end management investment company, and its registration with the Securities and Exchange Commission (“SEC”) as an investment company under the Company Act, is in full force and effect;
The current Prospectus and Statement of Additional Information of the Target Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Company Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
The Target Fund is not currently engaged in, and the execution, delivery, and performance of this Agreement will not result in, the violation of any material provision of the Trust’s Agreement and Declaration of Trust or its By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound;
The Target Fund Shares are the only outstanding equity interests in the Target Fund;
The Target Fund has no material contracts or other commitments (other than this Agreement and agreements for the purchase and sale of securities or other permitted investments) that if terminated will result in material liability to the Target Fund;
Except as otherwise disclosed in writing to and accepted by the Survivor Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge, without any special investigation or inquiry, threatened against the Target Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Target Fund’s business or its ability to consummate the transactions contemplated herein;
The financial statements of the Target Fund for the most recently completed fiscal year ended December 31, 2024, are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Survivor Fund) fairly reflect the financial condition of the Target Fund as of the end of such fiscal year, in all material respects as of that date, and there are no known contingent liabilities of the Target Fund as of that date not disclosed in such statements;
Since the end of the Target Fund’s most recently completed fiscal year, there have been no material adverse changes in the Target Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of material indebtedness, except as otherwise disclosed to and accepted by the Survivor Fund. For the purposes of this subparagraph (i), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in market value of portfolio securities, or net redemptions shall not constitute a material adverse change;

All Tax (as defined below) returns and reports (including, but not limited to, information returns) that are required to have been filed by the Target Fund have been duly and timely filed. All such returns and reports were true, correct and complete in all material respects as of the time of their filing. All Taxes due or properly shown to be due on such returns and reports have been paid, or provision has been made and properly accounted therefor. To the knowledge of the Trust, no such return is currently being audited by any federal, state, local or foreign taxing authority. To the knowledge of the Trust, there are no deficiency assessments (or deficiency assessments proposed in writing) with respect to any Taxes of the Target Fund. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto, and including any obligations to indemnify or otherwise assume or succeed to such a liability of any other person. There are no levies, liens or encumbrances relating to Taxes existing, pending or threatened in writing with respect to the assets of the Target Fund (other than liens for Taxes not yet due and payable). The Target Fund has not changed its annual accounting period within the 60-month period ending on the Closing Date;
All issued and outstanding shares of the Target Fund are, and at the Closing Date will be, validly issued, fully paid and non-assessable by the Target Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Target Fund, and has no outstanding securities convertible into any shares of the Target Fund;
At the Closing Date, the Target Fund will have good and valid title to the Target Fund’s Acquired Assets to be transferred to the Survivor Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such Acquired Assets hereunder. Upon delivery and payment for such Acquired Assets, the Survivor Fund will acquire good and valid title, subject to no restrictions on the full transfer of such Acquired Assets, including such restrictions as might arise under the Securities Act, other than as disclosed to and accepted by the Survivor Fund;
The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Target Fund. This Agreement constitutes a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;
The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations;
From the mailing of the N-14 Registration Statement (as defined in paragraph 5.5) and on the Closing Date, any written information furnished by the Trust with respect to the Target Fund for use in the N-14 Registration Statement, the N-1A Registration Statement (as defined in paragraph 4.3) or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading;
The Trust has in effect an election to treat the Target Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Chapter 1, Subchapter M of the Code. The Target Fund is a fund that is treated as a corporation separate from each other series of the Trust under Section 851(g) of the Code. The Target Fund has no earnings and profits accumulated in any taxable year for which the provisions of Part I of Chapter 1, Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to it. The Target Fund has qualified for treatment as a RIC for each taxable year since its formation (or since it was first treated as a separate corporation under Section 851(g) of the Code) that has ended prior to the Closing Date and, subject to the accuracy of the representations set forth in paragraph 4.2(m), expects to satisfy the requirements of Part I of Chapter 1, Subchapter M of the Code to maintain qualification for such treatment for the taxable year that includes the Closing Date. Subject to the accuracy of the representations set forth in paragraph 4.2(m), the Target Fund does not expect that the consummation of the transactions contemplated by this Agreement will cause it to fail to qualify for treatment as a RIC as of the Closing Date or as of the end of its taxable year that includes the Closing Date. The Target Fund has not at any time since its inception been liable for any income or excise tax pursuant to Sections 852 or 4982 of the Code that has not been timely paid. The Target Fund is in compliance in all material respects with all applicable provisions of the Code and all applicable Treasury regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and redemption of shares, and is not liable for any material penalties that could be imposed thereunder;
The Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Target Fund’s Prospectus, except as previously disclosed in writing to the Survivor Fund;
The Survivor Fund Shares to be issued to the Target Fund pursuant to paragraph 1.1 will not be acquired for the purpose of making any distribution thereof other than to the Target Fund Shareholders as provided in paragraph 1.4;
No governmental consents, approvals, authorizations, or filings are required under the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company Act or Ohio law for the execution of this Agreement by the Trust, for itself and on behalf of the Target Fund, except for the effectiveness of the N-1A Registration Statement and the N-14 Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;
The books and records of the Target Fund, including FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements, made available to the Survivor Fund and/or its counsel, are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Target Fund;
The Target Fund would not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury regulations thereunder;

The Target Fund has not waived or extended any applicable statute of limitations with respect to the assessment or collection of Taxes; and
The Target Fund has not received written notification from any taxing authority that asserts a position contrary to any of the representations set forth in paragraphs (j), (p), (t), (u), and (v) of this Section 1 of Article IV.
Representations of the Survivor Fund. The Trust and the Survivor Fund represent and warrant to the Trust and the Target Fund as follows:
The Survivor Fund is a separate series of the Trust. The Trust is a Ohio business trust duly organized, validly existing and in good standing under the laws of the State of Ohio. The Trust has the power to own all of its properties and assets and to perform its obligations under this Agreement;
The Trust is registered as an open-end management investment company, and its registration with the SEC as an investment company under the Company Act is in full force and effect;
The current Prospectus and Statement of Additional Information of the Survivor Fund conform in all material respects to the applicable requirements of the Securities Act and the Company Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading;
The Survivor Fund is not currently engaged in, and the execution, delivery and performance of this Agreement will not result in, a violation of any material provision of the Trust’s Agreement and Declaration of Trust, its By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Survivor Fund is a party or by which it is bound;
Except as otherwise disclosed in writing to and accepted by the Target Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending, or to its knowledge, without any special investigation or inquiry, threatened against the Survivor Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Survivor Fund to carry out the transactions contemplated by this Agreement. The Survivor Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein;
There shall be no issued and outstanding shares of the Survivor Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to an initial capital investor (which shall be the investment adviser of the Survivor Fund or an affiliate thereof), to vote on the investment management agreement and other agreements and plans as may be required by the Company Act and to take whatever action it may be required to take as the Survivor Fund’s sole shareholder. The Initial Shares have been or will be redeemed by the Survivor Fund prior to the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Survivor Fund in a non-interest bearing account;
All issued and outstanding Survivor Fund Shares to be issued and delivered to the Target Fund pursuant to the terms of this Agreement, will be, at the Closing Date, validly issued, fully paid and non-assessable by the Survivor Fund. The Survivor Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Survivor Fund Shares, and there are no outstanding securities convertible into any Survivor Fund Shares;
The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Survivor Fund, and this Agreement constitutes a valid and binding obligation of the Survivor Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;
The information to be furnished by the Survivor Fund for use in no-action letters, applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations;
From the mailing of the N-14 Registration Statement and on the Closing Date, any written information furnished by the Trust with respect to the Survivor Fund for use in the N-14 Registration Statement, the N-1A Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading;
The Survivor Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the Securities Act, the Exchange Act, the Company Act, and any state blue sky or securities laws in order to continue its operations after the Closing Date;
No governmental consents, approvals, authorizations or filings are required under the Securities Act, the Exchange Act, the Company Act or Ohio law for the execution of this Agreement by the Trust, for itself and on behalf of the Survivor Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Survivor Fund, except for the effectiveness of the N-1A Registration Statement and the N-14 Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations, and filings as may be required subsequent to the Closing Date;
Subject to the accuracy of the representations and warranties in paragraph 4.1(p), for the taxable year that includes the Closing Date, the Trust expects that the Survivor Fund will meet the requirements of Chapter 1, Part I of Subchapter M of the Code for qualification as a RIC and will be eligible to, and will, compute its federal income tax under Section 852 of the Code; and
The Survivor Fund is, and will be at the time of Closing, a newly created series without assets and liabilities, created for the purpose of acquiring the assets and assuming the liabilities of the Target Fund, and, prior to the Closing, will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations).
Representations of the Trust. The Trust represents and warrants as follows:
The Trust has filed a post-effective amendment to its registration statement on Form N-1A (“N-1A Registration Statement”) for the purpose of registering the Survivor Fund under the Company Act.

COVENANTS
Operation in Ordinary Course. Each of the Survivor Fund and the Target Fund will operate their businesses in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business may include payment of customary dividends and distributions and shareholder redemptions in the case of the Target Fund and redemptions of the Initial Shares in the case of the Survivor Fund.
Additional Information. The Target Fund will assist the Survivor Fund in obtaining such information as the Survivor Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.
Further Action. Subject to the provisions of this Agreement, the Survivor Fund and the Target Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Closing Date, the Target Fund shall furnish the Survivor Fund, in such form as is reasonably satisfactory to the Survivor Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over to the Survivor Fund, as well as any capital loss carryovers that will be carried over to the Survivor Fund as a result of Section 381 of the Code, and which will be certified by the Trust’s Treasurer.
Preparation of N-14 Registration Statement. The Trust will prepare and file with the SEC a registration statement on Form N-14 (the “N-14 Registration Statement”) relating to the transactions contemplated by this Agreement in compliance with the Securities Act, the Exchange Act and the Company Act. The Target Fund will provide the Survivor Fund with the materials and information necessary to prepare the N-14 Registration Statement. Capitalized terms not defined herein have the meaning ascribed to them in the N-14 Registration Statement.
Tax Returns. The Trust covenants that by the time of the Closing, all of the Target Fund’s federal and other Tax returns and reports required by law to have been filed on or before the Closing Date (taking extensions into account) shall have been filed and all federal and other Taxes (if any) shown as due on said returns shall have either been paid or, if not yet due, adequate liability reserves shall have been provided for the payment of such Taxes.
Closing Documents. At the Closing, the Trust, on behalf of the Target Fund, will provide the Trust, on behalf of the Survivor Fund, the following:
A certificate, signed by the President and the Treasurer or Assistant Treasurer of the Trust on behalf of the Target Fund, stating the Target Fund’s known assets and liabilities, together with information concerning the tax basis and holding period of the Target Fund in all securities or investments transferred to the Survivor Fund.
A copy of any Tax books and records of the Target Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treasury regulation Section 1.6045A-1)) required by law to be filed by the Survivor Fund after the Closing.

A copy (which may be in electronic form) of the shareholder ledger accounts of the Target Fund, including, without limitation, the name, address and taxpayer identification number of each Target Fund Shareholder of record; the number of shares of beneficial interest held by each Target Fund Shareholder; the dividend reinvestment elections applicable to each Target Fund Shareholder; the backup withholding certifications (e.g., IRS Form W-9) or foreign person certifications (e.g., IRS Form W-8BEN, W-8BEN-E, W-8ECI, or W-8IMY), notices or records on file with the Target Fund with respect to each Target Fund Shareholder; and such information as the Trust may reasonably request concerning Target Fund Shares or Target Fund Shareholders in connection with the Survivor Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing for all of the Target Fund Shareholders (the “Target Fund Shareholder Documentation”), certified by the Trust’s transfer agent or its President or its Vice President to the best of their knowledge and belief.
All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.
Tax Treatment. The Survivor Fund and the Target Fund intend that the Reorganization will qualify as a reorganization described in Section 368(a)(1)(F) of the Code. Neither the Survivor Fund nor the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any Tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization described in Section 368(a)(1)(F) of the Code.
Fractional and Non-Transferrable Shares. Prior to the Effective Time:
The Target Fund shall redeem all fractional shares of the Target Fund outstanding on the records of the Target Fund’s transfer agent.
The Target Fund shall liquidate and redeem for cash shares not held in a brokerage account or held through a brokerage account that cannot accept shares of the Survivor Fund on the Closing Date of the Reorganization, or upon shareholder instructions, transfer such shares to a different investment option.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Survivor Fund of all the obligations to be performed by the Survivor Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
The N-1A Registration Statement filed by the Trust with the SEC to register the offer of the sale of the Survivor Fund Shares will be in effect on the Closing Date.
As of the Closing Date with respect to the Reorganization of the Target Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, other fees payable for services provided to the Survivor Fund, or fee waiver or expense reimbursement undertakings of the Survivor Fund from those fee amounts and undertakings of the Survivor Fund described in the N-14 Registration Statement or N-1A Registration Statement.

The Board, including a majority of Trustees who are not “interested persons” of the Trust as defined under the Company Act (“Independent Trustees”), has determined that the transactions contemplated by this Agreement are in the best interests of the Survivor Fund and that the interests of the existing shareholders of the Survivor Fund would not be diluted as a result of such transactions.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Survivor Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target Fund of all the obligations to be performed by the Target Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
The Target Fund shall have delivered to the Survivor Fund: (a) a certificate, signed by the President or Vice President and the Treasurer or Assistant Treasurer of the Trust on behalf of the Target Fund, stating the Target Fund’s known assets and liabilities, together with information concerning the tax basis and holding period of the Target Fund in all securities or investments transferred to the Survivor Fund; (b) the Target Fund Shareholder Documentation; (c) all FASB ASC 740-10-25 (formerly, FIN 48) work papers; (d) copies of the Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed after the Closing Date; and (e) a statement of earnings and profits of the Target Fund, as described in paragraph 5.4.
The Board, including a majority of the Independent Trustees, has determined that the transactions contemplated by this Agreement are in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund would not be diluted as a result of such transactions.
Section 3.    The Target Fund will, prior to the Closing, consolidate its outstanding share classes into a single class (the “Share Class Consolidation”) so that immediately after the Share Class Consolidation each Target Fund shareholder holds shares of that single class with an aggregate value equal to the aggregate value of the shares of the Target Fund held immediately prior to the Share Class Consolidation.

CONDITIONS PRECEDENT TO OBLIGATIONS OF BOTH FUNDS
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Target Fund or the Survivor Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement. Notwithstanding anything to the contrary in the foregoing, if the conditions stated in paragraph 8.5 below do not exist on or before the Closing Date with respect to the Target Fund or the Survivor Fund, the transactions contemplated by this Agreement shall not be consummated:
On the Closing Date, the SEC shall not have issued an unfavorable report under Section 25(b) of the Company Act or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the Company Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
All required consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the SEC and of state blue sky securities authorities, including any necessary no-action positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Survivor Fund or the Target Fund, provided that either party hereto may waive any such conditions for itself.

Each of the N-1A Registration Statement and the N-14 Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the Securities Act.
The Trust shall have received the opinion of Thompson Hine LLP dated as of the Closing Date and addressed to the Trust, in a form satisfactory to it, substantially to the effect that, based upon certain facts, qualifications, certifications, representations, and assumptions, for federal income tax purposes:
The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and each of the Target Fund and the Survivor Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of all the Acquired Assets to the Survivor Fund solely in exchange for the Survivor Fund Shares and the assumption by the Survivor Fund of all the liabilities of the Target Fund, or upon the distribution of the Survivor Fund Shares to the Target Fund Shareholders;
Under Section 1032(a) of the Code, no gain or loss will be recognized by the Survivor Fund upon its receipt of all the Acquired Assets solely in exchange for Survivor Fund Shares and the assumption by the Survivor Fund of all the liabilities of the Target Fund as part of the Reorganization;
Under Section 362(b) of the Code, the Survivor Fund’s adjusted bases in each of the Acquired Assets will be the same as the adjusted basis of such Acquired Assets to the Target Fund immediately prior to the Reorganization;
Under Section 1223(2) of the Code, the holding period of each of the Acquired Assets in the hands of the Survivor Fund will include the period during which the Acquired Assets were held by the Target Fund (except where the Survivor Fund’s investment activities have the effect of reducing or eliminating an Acquired Asset’s holding period);
Under Section 354(a)(1) of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund Shares for Survivor Fund Shares in complete liquidation of the Target Fund pursuant to the Reorganization (except with respect to cash received by Target Fund Shareholders in redemption of fractional Target Fund Shares prior to the Reorganization and the liquidation of Target Fund Shares held through accounts that are not permitted to hold Survivor Fund Shares));
Under Section 358(a)(1) of the Code, the aggregate adjusted basis of the Survivor Fund Shares received by each Target Fund Shareholder in the Reorganization will be the same as the aggregate adjusted basis of the Target Fund Shares held by such Target Fund Shareholder immediately prior to the Reorganization (reduced by any amount of adjusted basis allocable to (a) fractional Target Fund Shares for which cash is received or (b) Target Fund Shares held through accounts that are not permitted to hold Survivor Fund Shares);
Under Section 1223(1) of the Code, the holding period of the Survivor Fund Shares received by each Target Fund Shareholder in the Reorganization will include the period during which the Target Fund Shares exchanged therefor were held by such shareholder (provided the Target Fund Shares were held as capital assets on the date of the Reorganization); and

The Survivor Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. In particular, under Treasury Regulations § 1.381(b)-1(a)(2), the Survivor Fund will be treated for purposes of section 381 of the Code just as the Target Fund would have been treated if there had been no Reorganization, the tax attributes of the Target Fund enumerated in Section 381(c) of the Code shall be taken into account by the Survivor Fund as if there had been no Reorganization, and the taxable year of the Target Fund will not end on the date of the Reorganization merely because of the Closing of the Reorganization.
Notwithstanding anything herein to the contrary, neither the Survivor Fund nor the Target Fund may waive the conditions set forth in this paragraph 8.4.
In rendering its opinion, Thompson Hine LLP may rely on customary assumptions and such representations as Thompson Hine LLP may reasonably request of Trust. No opinion with respect to any matter not specifically addressed by the foregoing shall be expressed by Thompson Hine LLP. By way of illustration, and without limitation of the foregoing, Thompson Hine LLP shall express no opinion regarding: (i) whether either the Target Fund or the Survivor Fund qualifies or will qualify as a regulated investment company; (ii) the federal income tax consequences of the payment of Reorganization expenses by the Adviser, except in relation to the qualification of the Reorganization as a reorganization under Section 368(a)(1) of the Code; (iii) whether any federal income tax will be imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980, as amended, with respect to any Target Fund Shareholder that is a foreign person; (iv) the effect of the Reorganization on the Target Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under Section 1256 of the Code); (v) the effect of a Reorganization on any Target Fund Shareholder that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (vi) whether accrued market discount, if any, on any market discount bonds held by the Target Fund will be required to be recognized as ordinary income under Section 1276 of the Code as a result of the Reorganization; (vii) whether any gain or loss will be required to be recognized with respect to any Acquired Asset that constitutes stock in a passive foreign investment company (within the meaning of Section 1297(a) of the Code); (viii) any tax consequences (to the Survivor Fund, the Target Fund, the Target Fund Shareholders or any other person) related to the Share Class Consolidation; and (ix) any state, local, or foreign tax consequences of the Reorganization.
Each party shall have performed all of its covenants set forth in Article V, and its representations and warranties set forth in Article IV shall be true and correct in all material respects on and as of the Closing Date as if made on such date, and the President of the Trust shall have executed a certificate to such effect.

EXPENSES
Section 1.Except as otherwise provided for herein, the Adviser (or any affiliate thereof) shall bear all expenses of the transactions contemplated by this Agreement (other than expenses, if any, of the shareholders). Such expenses include, without limitation: (a) expenses associated with the preparation and filing of the N-14 Registration Statement, (b) postage, (c) printing, (d) accounting fees, (e) audit and legal fees, including fees of the counsel to the Trust, and counsel to the Independent Trustees of the Trust, (f) solicitation costs of the transactions (if any), (g) service provider conversion fees, and (g) any costs associated with meetings of the Board relating to the transactions contemplated herein.

The Adviser (or any affiliate thereof) shall remain so liable for expenses, regardless of whether the transactions contemplated by this Agreement occur, and this Section 9.1 shall survive the Closing and any termination of this Agreement pursuant to paragraph 10.1. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the Target Fund or the Survivor Fund to qualify for treatment as a RIC within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the Target Fund or the Survivor Fund or on any of their respective shareholders.

TERMINATION
This Agreement may be terminated by resolution of the Board at any time prior to the Closing Date if:
Any party shall have breached any material provision of this Agreement;
Circumstances develop that, in the opinion of such Board, make proceeding with the Reorganization inadvisable;
The Board determines that the consummation of the transactions contemplated herein is not in the best interest of the Target Fund and/or Survivor Fund; or
Any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.
In the event of any such termination, there shall be no liability for damages on the part of any party to the other parties.

CONFIDENTIALITY
Each Fund agrees to treat confidentially and as proprietary information of the other Fund, all records and other information, including any information relating to portfolio holdings, of such other Fund and not to use such records and information for any purpose other than the performance of its duties under this Agreement; provided, however, that after prior notification of and written approval by such other Fund (which approval shall not be withheld if the disclosing Fund would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), a Fund may disclose such records and/or information as so approved.

COOPERATION AND EXCHANGE OF INFORMATION
The Trust will provide the appropriate representatives with such cooperation, assistance, and information as may reasonably be requested in filing any Tax returns, amended Tax returns, or claims for Tax refunds, determining a liability for Taxes or a right to a refund of Taxes, requesting a closing agreement or similar relief from a taxing authority or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any Tax position. Each party or its respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and Survivor Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing, provided that, the Target Fund shall not be required to maintain any such documents that it has delivered to the Survivor Fund.
Any reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Fund, up to and including the date of the Closing, and such later date on which the Target Fund is terminated including, without limitation, responsibility for: (i) preparing and filing any Tax returns relating to Tax periods ending on or prior to the Closing Date (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state, or local tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

MISCELLANEOUS
Amendments. This Agreement may be amended, modified, or supplemented prior to the Closing Date by the parties in writing; provided, however, that no such amendment may have the effect of changing any provisions to the detriment of such shareholders.
Entire Agreement. The Trust, on behalf of the Survivor Fund and the Target Fund, agree that neither party has made to the other party any representation, warranty, and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
Survival. The representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, and the obligations of the Survivor Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.
Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio, without giving effect to the conflicts of laws provisions thereof.
Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns. Except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
Limitation of Liability. It is expressly agreed that the obligations of the Survivor Fund hereunder shall not be binding upon any of the Trustees, shareholders, officers (“Officers”), agents, or employees of the Trust personally, but shall bind only the trust property of the Survivor Fund, as provided in the Trust’s Agreement and Declaration of Trust. The execution and delivery of this Agreement have been authorized by the Trustees on behalf of the Survivor Fund and signed by authorized Officers, acting as such. Such authorization by the Trustees and such execution and delivery by the Officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Survivor Fund as provided in the Trust’s Agreement and Declaration of Trust.
Discharge of Liabilities. The Trust, on behalf of the Survivor Fund and the Target Fund, specifically acknowledges and agrees that any liability under this Agreement with respect to the Survivor Fund or Target Fund, respectively, or in connection with the transactions contemplated herein with respect to the Survivor Fund or Target Fund, respectively, shall be discharged only out of the assets of the Survivor Fund or Target Fund, respectively, and that no other series of the Trust shall be liable with respect thereto.
IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
SIGNATURES ON FOLLOWING PAGE

LOCORR INVESTMENT TRUST on behalf of the Target Fund By: ________________________________ Name: ________________________________ Title: ________________________________
LOCORR INVESTMENT TRUST on behalf of the Survivor Fund By: ________________________________ Name: ________________________________ Title: ________________________________
LOCORR FUND MANAGEMENT, LLC solely with respect to Article IX By: ________________________________ Name: ________________________________ Title: ________________________________

EXHIBIT B—FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Target Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Target Fund share. The total returns in the tables reflect the rates an investment in the Target Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The following information has been derived from the Target Fund’s financial statements, which have been audited by Cohen & Company, Ltd., independent registered public accounting firm. It is an integral part of the Target Fund’s audited financial statements included in the Target Fund’s Form N-CSR. The information for the six months ended June 30, 2025 has been derived from the Target Fund’s unaudited financial statements included in the Target Fund’s Form N-CSRs. Both the Annual Report and Semi-Annual Report are incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

LoCorr Dynamic Opportunity Fund – Class A
Selected Data and Ratios (for a share outstanding throughout the year)
	Period Ended June 30, 2025*	Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$12.62	$11.43	$11.22	$12.46	$11.62	$11.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	0.04	0.09	(0.09)	(0.23)	(0.20)
Net realized and unrealized gain (loss)(b)	(0.24)	1.24	0.27	(1.00)	1.85	0.62
(0.18)		1.28	0.36	(1.09)	1.62	0.42

DISTRIBUTIONS FROM:
Net investment income	—	(0.06)	(0.11)	—	—	—
Net realized gains	—	(0.03)	(0.04)	(0.15)	(0.78)	—
Total distributions	—	(0.09)	(0.15)	(0.15)	(0.78)	—
Net asset value, end of period	$12.44	$12.62	$11.43	$11.22	$12.46	$11.62

Total investment return(c)	(1.43)%	11.24%	3.19%	(9.18) %	14.38%	3.75%

Net assets, end of period, in thousands	$2,930	$3,342	$3,557	$3,534	$4,010	$3,828

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.75%	2.60%	2.53%	2.82%	3.90%	4.51%
After expense waiver or recovery	2.49%	2.40%	2.47%	2.51%	2.67%	3.15%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.50%	2.44%	2.30%	2.55%	3.47%	3.60%
After expense waiver or recovery	2.24%	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.73%	0.17%	0.73%	(1.08) %	(3.02) %	(3.31) %
After expense waiver or recovery	1.00%	0.38%	0.79%	(0.77) %	(1.79) %	(1.95) %
Portfolio turnover rate(d)	857%	755%	932%	686%	506%	953%

*     All ratios have been annualized except total investment return and portfolio turnover.
(a)    Net investment income (loss) per share is based on average shares outstanding.
(b)    Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(c)    Total investment return excludes the effect of applicable sales charges.
(d)    Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

LoCorr Dynamic Opportunity Fund – Class C
Selected Data and Ratios (for a share outstanding throughout the year)
	Period Ended June 30, 2025*	Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$11.61	$10.55	$10.33	$11.58	$10.93	$10.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.04)	(0.00)(c)	(0.16)	(0.31)	(0.26)
Net realized and unrealized gain (loss)(b)	(0.21)	1.13	0.26	(0.94)	1.74	0.57
Total from investment operations	(0.20)	1.09	0.26	(1.10)	1.43	0.31

DISTRIBUTIONS FROM:
Net realized gains	—	(0.03)	(0.04)	(0.15)	(0.78)	—
Total distributions	—	(0.03)	(0.04)	(0.15)	(0.78)	—
Net asset value, end of period	$11.41	$11.61	$10.55	$10.33	$11.58	$10.93

Total investment return(d)	(1.72) %	10.34%	2.43%	(9.80) %	13.46%	2.92%

Net assets, end of period, in thousands	$580	$676	$1,914	$3,086	$2,786	$2,436

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	3.50%	3.35%	3.28%	3.57%	4.65%	5.26%
After expense waiver or recovery	3.24%	3.15%	3.22%	3.26%	3.42%	3.90%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	3.25%	3.19%	3.05%	2.30%	4.22%	4.35%
After expense waiver or recovery	2.99%	2.99%	2.99%	2.99%	2.99%	2.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	(0.02) %	(0.58) %	(0.02) %	(1.83) %	(3.77) %	(4.06) %
After expense waiver or recovery	0.25%	(0.37%)	0.04%	(1.52) %	(2.54) %	(2.70) %
Portfolio turnover rate(e)	857%	755%	932%	686%	506%	953%

*     All ratios have been annualized except total investment return and portfolio turnover.
(a)    Net investment income (loss) per share is based on average shares outstanding.
(b)    Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(c)    Amount represents less than $0.005 per share.
(d)    Total investment return excludes the effect of applicable sales charges.
(e)    Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

LoCorr Dynamic Opportunity Fund – Class I
Selected Data and Ratios (for a share outstanding throughout the year)
	Period Ended June 30, 2025*	Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$12.96	$11.77	$11.54	$12.77	$11.86	$11.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.08	0.12	(0.06)	(0.20)	(0.17)
Net realized and unrealized gain (loss)(b)	(0.24)	1.27	0.29	(1.02)	1.89	0.62
Total from investment operations	(0.16)	1.35	0.41	(1.08)	1.69	0.45

DISTRIBUTIONS FROM:
Net investment income	—	(0.13)	(0.14)	—	—	—
Net realized gains	—	(0.03)	(0.04)	(0.15)	(0.78)	—
Total distributions	—	(0.16)	(0.18)	(0.15)	(0.78)	—
Net asset value, end of period	$12.80	$12.96	$11.77	$11.54	$12.77	$11.86

Total investment return	(1.23) %	11.45%	3.44%	(8.80) %	14.58%	4.03%

Net assets, end of year, in thousands	$37,620	$47,498	$56,991	$75,415	$17,713	$11,809

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.50%	2.35%	2.28%	2.57%	3.65%	4.26%
After expense waiver or recovery	2.24%	2.15%	2.22%	2.26%	2.42%	2.90%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.25%	2.19%	2.05%	2.30%	3.22%	3.35%
After expense waiver or recovery	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.98%	0.42%	0.98%	(0.83) %	(2.77) %	(3.06) %
After expense waiver or recovery	1.25%	0.63%	1.04%	(0.52) %	(1.54) %	(1.70) %
Portfolio turnover rate(c)	857%	755%	932%	686%	506%	953%

*     All ratios have been annualized except total investment return and portfolio turnover.
(a)    Net investment income (loss) per share is based on average shares outstanding.
(b)    Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(c)    Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

STATEMENT OF ADDITIONAL INFORMATION
[DATE]
LOCORR DYNAMIC OPPORTUNITY FUND
AND
LOCORR DYNAMIC OPPORTUNITY ETF
each a series of LoCorr Investment Trust
687 Excelsior Boulevard
Excelsior, MN 5533

1-855-523-8637
This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated [*] (the “Combined Prospectus/Information Statement”) for the LoCorr Dynamic Opportunity Fund (the “Target Fund”) and LoCorr Dynamic Opportunity ETF (the “Survivor Fund”), each a class (herein referred to as “series”) of the LoCorr Investment Trust (the “Trust”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Funds at c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252, or by calling toll-free at 1-855-523-8637. Unless otherwise stated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.
This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund. The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.
The Target Fund will furnish, without charge, a copy of its most recent Annual and Semi-Annual Reports. Requests should be directed to the Target Fund by writing the Target Fund’s sub-fund accounting agent at c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252, or by calling toll-free at 1-855-523-8637.
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TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS	3
FINANCIAL STATEMENTS	4
SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)	5

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ADDITIONAL INFORMATION ABOUT THE FUNDS
Further information about the Target Fund, a series of the Trust, is contained in and incorporated by reference to the Target Fund’s Statement of Additional Information dated May 1, 2025, as it may be amended and/or supplemented from time to time. Further information about the Survivor Fund, also a series of the Trust, is incorporated by reference to the Target Fund’s Statement of Additional Information dated May 1, 2025, as it may be amended and/or supplemented from time to time. The Adviser’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Target Fund are contained in the Target Fund’s annual shareholder report filed on Form N-CSR for the fiscal year ended December 31, 2024 and are incorporated in this Statement of Additional Information by reference. The unaudited financial statements for the Target Funds are contained in the Target Fund’s semi-annual shareholder report filed on Form N-CSR for the six months ended June 30, 2025 and are incorporated in this Statement of Additional Information by reference. No other parts of the Target Fund’s annual or semi-annual shareholder report are incorporated by reference in this Statement of Additional Information. The Survivor Fund has not commenced operations and will not do so until the Closing Date of the Reorganization.
•Prospectus and Statement of Additional Information related to the Target Fund, each dated May 1, 2025 (File Nos. 811-22509 and 333-171360, SEC Accession No. 0001032423-25-000062)

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FINANCIAL STATEMENTS

The Adviser’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Target Fund are contained in the Target Fund’s annual shareholder report and financial statements filed on Form N-CSR for the fiscal year ended December 31, 2024 and are incorporated in this Statement of Additional Information by reference. No other parts of the Target Fund’s annual shareholder report is incorporated by reference in this Statement of Additional Information. The Survivor Fund has not commenced operations and will not do so until the Closing Date of the Reorganization.

•Annual Report to Shareholders of the Target Fund, for the fiscal year ended December 31, 2024, which has previously been made available to shareholders of the Target Fund (File Nos. 811-22509 and 333-171360, SEC Accession No. 0001133228-25-002480)

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SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Target Fund and the fees and expenses of the Survivor Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Summary—Fees and Expenses” of the Combined Prospectus/Information Statement.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Survivor Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Target Fund’s portfolio in advance of the Reorganization and/or the Survivor Fund’s portfolio following the Reorganization. Any such changes to the portfolios would be in the normal course of business and not as a part of the Reorganization.

There are no material differences in the accounting policies of the Target Fund as compared to those of the Survivor Fund.

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PART C
OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is incorporated by reference below.

The application of the preceding indemnification provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Distribution Agreement with the Trust's principal underwriter (the "Distributor") provides that Trust shall indemnify, defend and hold the Distributor and each of its managers, officers, employees, representatives and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the "Distributor Indemnitees"), free and harmless from and against any and all claims, demands, losses, expenses and liabilities of any and every nature (including reasonable attorneys' fees) (collectively, "Losses") that the Distributor Indemnitees may sustain or incur or that may be asserted against a Distributor Indemnitee by any person (i) arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or any Prospectus, or in any annual or interim report to shareholders, or in any advertisements or sales literature prepared by the Trust or its agent, or (ii) arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or (iii) based upon the Trust's refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement; provided, subject to various limits contained in the Distribution Agreement.

Item 16. Exhibits.

(1)	Articles of Incorporation.

	(i)	Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to Registrant’s Registration Statement on December 22, 2010, is hereby incorporated by reference.
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(ii)
Amendment No. 4 to the Agreement and Declaration of Trust filed as an exhibit to Post-Effective Amendment (“PEA”) No. 17 to the Registration Statement on June 23, 2014, is hereby incorporated by reference.

(iii) Amendment No. 5 to the Agreement and Declaration of Trust, filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

(2)	By-Laws. Registrant's By-Laws, which were filed as an exhibit to Registrant's Registration Statement on December 22, 2010, are hereby incorporated by reference.

(3)	Voting Trust Agreement. None.

(4)	Agreement and Plan of Reorganization is filed herewith.

(5)	Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust and By-Laws of the Registrant.

(6)	Investment Advisory Contracts.

(i) Management Agreement between the Trust and LoCorr Fund Management, LLC, dated February 20, 2025 - Filed Herewith

(ii)
Expense Limitation Agreement dated July 10, 2024 between the Trust and LoCorr Fund Management, LLC filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(iii)
Sub-Advisory Agreement dated February 27, 2024 between LoCorr Fund Management, LLC and Nuveen Asset Management, LLC filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(iv)
Amended Sub-Advisory Agreement dated February 27, 2024 between LoCorr Fund Management, LLC and Graham Capital Management, L.P. filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(v)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and Trust & Fiduciary Income Partners LLC filed as an exhibit to PEA No. 42 to the Registration Statement on June 28, 2018, is hereby incorporated by reference.

(vi)
Amended Sub-Advisory Agreement dated May 21, 2024 between LoCorr Fund Management, LLC and Millburn Ridgefield LLC filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(vii)
Amended Sub-Advisory Agreement dated February 27, 2024 between LoCorr Fund Management, LLC and Revolution Capital Management filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

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	(viii)	Form of Sub-Advisory Agreement between LoCorr Fund Management, LLC and Kettle Hill Capital Management, LLC dated August 12, 2025 - Filed Herewith

(ix)
Sub-Advisory Agreement dated February 27, 2024 between LoCorr Fund Management, LLC and R.G. Niederhoffer Capital Management, Inc. filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(x) (xi) (xii) (xiii)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and BH-DG Systematic Trading LLP, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

Sub-Advisory Agreement between LoCorr Fund Management, LLC and Crabel Capital Management, LLC, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

Sub-Advisory Agreement between LoCorr Fund Management, LLC and Parametric Portfolio Associates, LLC, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

Sub-Advisory Agreement between LoCorr Fund Management, LLC and P/E Global LLC, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

(7)	Underwriting Contracts.

(i)
Distribution Agreement between the Trust and Quasar Distributors, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(ii)	Sixth Amendment to the Distribution Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(iii)	Novation Agreement dated March 31, 2020, filed as an exhibit to PEA No. 47 to the Registration Statement on April 28, 2020, is hereby incorporated by reference.

(8)	Bonus or Profit Sharing Contracts. None.

(9)	Custodian Agreements and Depository Contracts.

(i)
Custody Agreement between the Trust and U.S. Bank, N.A., which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(ii)	Sixth Amendment to the Custody Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.
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	(iii)	Fourteenth Amendment to the Custody Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(10)	Rule 12b-1 and Rule 18f-3 Plans.

	(i)	Amended Class A Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

	(ii)	Amended Class C Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

	(iii)	Amended Rule 18f-3 Plan filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

(11)	Opinion and Consent of Counsel. Opinion and Consent of Thompson Hine LLP is filed herewith.

(12)	Tax Opinion. Form of Opinion or Internal Revenue Service Ruling on Tax Matters is filed herewith.

(13)	Other Material Contracts.

(i)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(ii)	Sixth Amendment to the Fund Accounting Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(iii)	Fourteenth Amendment to the Fund Accounting Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(iv)
Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(v)	Sixth Amendment to the Transfer Agent Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(vi)	Fourteenth Amendment to the Transfer Agent Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(vii)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(viii)	Sixth Amendment to the Fund Administration Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.
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	(ix)	Fourteenth Amendment to the Fund Administration Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(14)	Other Consents.

	(i)	Consent of Independent Registered Public Accounting Firm (Cohen & Company, Ltd.) – Filed herewith.

(15)	Omitted Financial Statements. None.

(16)	Powers of Attorney.

	(i)	Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and executive officer, which were filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, are hereby incorporated by reference.

	(ii)	Power of Attorney for Mark A. Thompson, which was filed as an exhibit to PEA No. 8 to the Registration Statement on April 17, 2013, is hereby incorporated by reference.

(17)	Additional Exhibits. None.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganizations upon the closing of the reorganization and within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Excelsior, State of Minnesota, on the 6th day of October, 2025.

LoCorr Investment Trust

By: /s/ Kevin M. Kinzie
Kevin M. Kinzie
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title(s)	Signature	Date
Jon C. Essen	Trustee, Treasurer and Principal Financial Officer	/s/ Jon C. Essen	October 6, 2025
Kevin M. Kinzie	Trustee, President and Principal Executive Officer	/s/ Kevin M. Kinzie	October 6, 2025
Mark A. Thompson	Trustee	/s/ Mark A. Thompson	October 6, 2025
Daniel T. O’Lear	Trustee	/s/ Daniel T. O’Lear	October 6, 2025
Jeffrey E. Place	Trustee	/s/ Jeffrey E. Place	October 6, 2025
Cathleen B. Tobin	Trustee	/s/ Cathleen B. Tobin	October 6, 2025

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EXHIBIT INDEX

Exhibit	Exhibit No.

Agreement and Plan of Reorganization	EX. 99.4
Management Agreement between the Trust and LoCorr Fund Management, LLC	EX 99.6(i)
Form of Sub-Advisory Agreement between LoCorr Fund Management, LLC and Kettle Hill Capital Management, LLC	EX 99.6(viii)
Opinion and Consent of Counsel	EX. 99.11
Form of Tax Opinion	EX. 99.12
Consent of Independent Registered Public Accounting Firm (Cohen & Company, Ltd.)	EX. 99.14(i)

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